UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number   File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

Kenneth W. Reitz, Esq.

TIAA SEPARATE ACCOUNT VA-1

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2017

Item 1. Reports to Stockholders.

Annual Report
December 31, 2017
TIAA
TIAA Separate Account VA-1
of Teachers Insurance and Annuity Association of America, New York, NY
Audited financial statements
Stock Index Account
BUILT TO PERFORM.
CREATED TO SERVE.

Understanding this report

This annual report contains information about the TIAA Separate Account VA-1 of Teachers Insurance and Annuity Association of America (TIAA) and made available through TIAA’s Teachers Personal Annuity variable annuity contract, and describes the Account’s results for the twelve months ended December 31, 2017. The report contains three main sections:

•	The Account performance section compares the Account’s investment returns with those of its benchmark index.
•	The summary portfolio of investments lists the industries and types of securities in which the Account had investments as of December 31, 2017.
•	The financial statements provide detailed information about the operations and financial condition of the Account.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in the TIAA Separate Account VA-1, please refer to the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-223-1200. We urge you to read the prospectus carefully before investing.

Contents

Information for contractowners	1

Important information about expenses	2

About the Account’s benchmark	3

Account performance

Stock Index Account	4

Summary portfolio of investments	7

Audited financial statements

Statement of assets and liabilities	11

Statement of operations	12

Statements of changes in net assets	13

Financial highlights	14

Notes to financial statements	16

Report of independent registered public accounting firm	24

Management committee members and officers	26

How to reach us	Inside back cover

Information for contractowners

Portfolio holdings

The TIAA Separate Account VA-1’s summary portfolio of investments begins on page 7 of this report.

You can obtain a complete list of the portfolio holdings of the TIAA Separate Account VA-1 (Schedule of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy free of charge.

You can also obtain a complete list of the portfolio holdings of the Account as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of December 31 or June 30; Form N-Q filings are as of March 31 or September 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

The TIAA Separate Account VA-1’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You may also call us at 800-223-1200 to request a free copy. A report of how the Account voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017–3206; or by phone at 800-223-1200.

Account management

The TIAA Separate Account VA-1 is managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the Account.

TIAA Separate Account VA-1 ◾ 2017 Annual Report    1

Important information about expenses

All contractowners in the TIAA Separate Account VA-1 incur ongoing costs, including management fees and other Account expenses.

The TIAA Separate Account VA-1 is the underlying investment vehicle for Teachers Personal Annuity contracts issued by Teachers Insurance and Annuity Association of America. Premium taxes may apply to certain contracts. Because of this additional charge, the cost to investors may be higher than the figures shown in the expense example. Information about this additional charge can be found in the prospectus.

The expense example that appears in the table on page 3 is intended to help you understand your ongoing costs (in U.S. dollars) and does not reflect transactional costs incurred by the Account for buying and selling securities. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. Contractowners in the TIAA Separate Account VA-1 do not incur a sales charge for purchases or other distributions.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2017–December 31, 2017).

Actual expenses

The first line in the table uses the Account’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your Account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in the table shows hypothetical Account values and expenses based on the Account’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the Account’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the Account with the costs of other accounts. To do so, compare our 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other variable annuity accounts and mutual funds.

2    2017 Annual Report ◾ TIAA Separate Account VA-1

Important information about expenses

Expense example

Six months ended December 31, 2017

Stock Index Account	Beginning account value (7/1/17)	Ending account value (12/31/17)	Expenses paid during period* (7/1/17–12/31/17)
Actual return	$1,000.00	$1,107.77	$3.98

5% annual hypothetical return	1,000.00	1,021.42	3.82

*

“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average Account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2017. The Account’s annualized six-month expense ratio for that period was 0.75%. The total annual expense ratio reflects a voluntary agreement by the Account’s investment adviser to waive a portion of its fee. Without such waiver, the Account’s total annual expense ratio would have been 0.90%. Although TIAA reserves the right to increase the Account’s mortality and expense risk charge to a maximum of 1.00% of average daily net assets per year, the total annual expense ratio will never exceed 1.50%.

About the account’s benchmark

The Account’s benchmark is the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

TIAA Separate Account VA-1 ◾ 2017 Annual Report    3

Stock Index Account

Performance for the twelve months ended December 31, 2017

The Stock Index Account returned 20.22% for the year, compared with the 21.13% return of its benchmark, the Russell 3000® Index.

For the twelve-month period, the Account’s return underperformed that of its benchmark index due to the effect of expenses. The Account’s return includes a deduction for expenses, while the benchmark’s does not. The Account had a risk profile similar to that of its benchmark.

U.S. economic growth accelerated during the twelve-month period, while unemployment declined and inflation remained muted. Gross domestic product (GDP), which measures the value of all goods and services produced in the United States, grew at a rate of 2.3% in 2017, according to the U.S. government’s “advance” estimate for the full year. Unemployment declined to 4.1%—its lowest level in 17 years—and remained at that rate for the last three months of the period. In response to the growing economy, the Federal Reserve raised the federal funds target rate in December to a range of 1.25%–1.50%, which was the Fed’s third rate increase in 2017. Inflation remained modest throughout the period, while the price per barrel of West Texas Intermediate crude oil increased from nearly $54 at the end of 2016 to more than $60 at the close of 2017, reflecting growing price pressure over the twelve months.

U.S. stocks, as measured by the Russell 3000 Index, had strong gains over the period as investors responded to a more business-friendly political environment, the strengthening global economy and continued low inflation. Growth stocks outperformed their value counterparts by a substantial margin, while large-cap stocks surpassed shares of smaller companies. (Returns by investment style and capitalization size are based on the Russell indexes.)

Nine of eleven sectors posted positive returns

Nine of the eleven industry sectors in the Account’s benchmark index delivered positive performance for the year. Information technology (up 37.1%)—the benchmark’s largest sector—performed best amid robust demand for mobile devices, digital content and other technology-related products and services. Next in line were health care (up 22.9%), materials (up 22.9%), consumer discretionary (up 22.7%) and industrials (up 21.4%). Together, these five sectors represented more than three-fifths of the benchmark’s total market capitalization on December 31, 2017. Energy (down 2.3%) and telecommunication services (down 1.4%) were the benchmark’s only decliners.

All of the benchmark’s five largest stocks outperformed the benchmark for the twelve months. Amazon.com performed best with sizable double-digit gains, followed closely by Facebook. Apple was next in line, rising on strong international sales and investor enthusiasm for new products such as the iPhone 8 and Apple Watch Series 3. Microsoft and Berkshire Hathaway also posted strong results.

4    2017 Annual Report ◾ TIAA Separate Account VA-1

Stock Index Account

Performance as of December 31, 2017

		Total return	Average annual total return
	Inception date	1 year	5 years	10 years
Stock Index Account	11/1/1994	20.22%	14.74%	7.87%
Russell 3000 Index	—	21.13	15.58	8.60

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. The Account’s performance reflects a fee waiver, which is currently in place. Without such waiver, the expenses of the Account would have been higher and its performance lower. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

$10,000 over 10 years

For the purpose of comparison, the graph also shows the change in the value of the Account’s benchmark during the same period.

TIAA Separate Account VA-1 ◾ 2017 Annual Report    5

Stock Index Account

Portfolio composition

Sector	% of net assets as of 12/31/2017

Information technology	22.7

Financials	15.2

Health care	13.2

Consumer discretionary	12.4

Industrials	10.8

Consumer staples	7.3

Energy	5.7

Real estate	3.8

Materials	3.4

Utilities	3.0

Telecommunication services	1.9

Short-term investments, other assets & liabilities, net	0.6

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2017

More than $50 billion	56.1

More than $15 billion–$50 billion	21.0

More than $2 billion–$15 billion	19.3

$2 billion or less	3.6

Total	100.0

6    2017 Annual Report ◾ TIAA Separate Account VA-1

Summary portfolio of investments

Stock Index Account  ▪  December 31, 2017

Shares	Company	Value (000)	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS		$10,021	0.9%

BANKS
372,530	Bank of America Corp	10,997	1.0
101,693	Citigroup, Inc	7,567	0.7
132,782	JPMorgan Chase & Co	14,200	1.4
170,060	Wells Fargo & Co	10,318	1.0
	Other	29,825	2.8

		72,907	6.9

CAPITAL GOODS
22,167	3M Co	5,217	0.5
21,311	Boeing Co	6,285	0.6
333,358	General Electric Co	5,817	0.5
29,111	Honeywell International, Inc	4,465	0.4
	Other	60,354	5.7

		82,138	7.7

COMMERCIAL & PROFESSIONAL SERVICES		9,455	0.9

CONSUMER DURABLES & APPAREL		14,953	1.4

CONSUMER SERVICES
30,709	McDonald’s Corp	5,286	0.5
	Other	19,027	1.8

		24,313	2.3

DIVERSIFIED FINANCIALS		43,966	4.1

ENERGY
72,259	Chevron Corp	9,046	0.8
162,753	Exxon Mobil Corp	13,612	1.3
	Other	38,028	3.6

		60,686	5.7

FOOD & STAPLES RETAILING
55,236	Wal-Mart Stores, Inc	5,454	0.5
	Other	8,392	0.8

		13,846	1.3

FOOD, BEVERAGE & TOBACCO
73,920	Altria Group, Inc	5,279	0.5
147,181	Coca-Cola Co	6,753	0.7
54,796	PepsiCo, Inc	6,571	0.6
59,398	Philip Morris International, Inc	6,275	0.6
	Other	21,518	2.0

		46,396	4.4

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2017 Annual Report	7

Summary portfolio of investments	continued

Stock Index Account  ▪  December 31, 2017

Shares		Company	Value (000)	% of net assets
HEALTH CARE EQUIPMENT & SERVICES
52,500		Medtronic plc	$4,240	0.4%
36,643		UnitedHealth Group, Inc	8,078	0.7
		Other	44,359	4.2

			56,677	5.3

HOUSEHOLD & PERSONAL PRODUCTS
98,271		Procter & Gamble Co	9,029	0.9
		Other	7,763	0.7

			16,792	1.6

INSURANCE
73,802	*	Berkshire Hathaway, Inc (Class B)	14,629	1.4
		Other	29,739	2.8

			44,368	4.2

MATERIALS
89,525		DowDuPont, Inc	6,376	0.6
		Other	29,985	2.8

			36,361	3.4

MEDIA
178,323		Comcast Corp (Class A)	7,142	0.7
59,373		Walt Disney Co	6,383	0.6
		Other	14,372	1.3

			27,897	2.6

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
61,168		AbbVie, Inc	5,916	0.5
28,316		Amgen, Inc	4,924	0.5
63,071		Bristol-Myers Squibb Co	3,865	0.4
103,531		Johnson & Johnson	14,465	1.4
226,216		Pfizer, Inc	8,194	0.8
104,960	*	Schering-Plough Corp	5,906	0.5
		Other	40,115	3.8

			83,385	7.9

REAL ESTATE			40,394	3.8

RETAILING
15,249	*	Amazon.com, Inc	17,834	1.7
45,350		Home Depot, Inc	8,595	0.8
		Other	28,353	2.7

			54,782	5.2

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
15,498		Broadcom Ltd	3,981	0.4
180,309		Intel Corp	8,323	0.8
21,788		NVIDIA Corp	4,216	0.4
38,278		Texas Instruments, Inc	3,998	0.4
		Other	19,745	1.8

			40,263	3.8

8	2017 Annual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Summary portfolio of investments	continued

Stock Index Account  ▪  December 31, 2017

Shares		Company		Value (000)	% of net assets
SOFTWARE & SERVICES
11,388	*	Alphabet, Inc (Class A)		$11,996	1.1%
11,571	*	Alphabet, Inc (Class C)		12,108	1.1
89,578	*	Facebook, Inc		15,807	1.5
32,578		International Business Machines Corp		4,998	0.5
36,100		MasterCard, Inc (Class A)		5,464	0.5
287,921		Microsoft Corp		24,629	2.3
111,944		Oracle Corp		5,293	0.5
70,097		Visa, Inc (Class A)		7,992	0.8
		Other		54,115	5.1

				142,402	13.4

TECHNOLOGY HARDWARE & EQUIPMENT
197,295	d	Apple, Inc		33,388	3.2
190,558		Cisco Systems, Inc		7,298	0.7
		Other		17,294	1.6

				57,980	5.5

TELECOMMUNICATION SERVICES
235,158		AT&T, Inc		9,143	0.9
156,145		Verizon Communications, Inc		8,265	0.8
		Other		2,518	0.2

				19,926	1.9

TRANSPORTATION
30,301		Union Pacific Corp		4,064	0.4
		Other		18,918	1.8

				22,982	2.2

UTILITIES				31,322	3.0

		TOTAL COMMON STOCKS	(Cost $429,327)	1,054,212	99.4

RIGHTS / WARRANTS
DIVERSIFIED FINANCIALS				0	0.0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				1	0.0

SOFTWARE & SERVICES				0	0.0

		TOTAL RIGHTS / WARRANTS	(Cost $0)	1	0.0

Principal		Issuer
SHORT-TERM INVESTMENTS
TREASURY DEBT
$4,830,000		United States Cash Management Bill	0.900%, 01/02/18	4,830	0.5

				4,830	0.5

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2017 Annual Report	9

Summary portfolio of investments	concluded

Stock Index Account  ▪  December 31, 2017

Shares		Company		Value (000)	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
14,296,181	c	State Street Navigator Securities Lending Government Money Market Portfolio		$14,296	1.3%

				14,296	1.3

		TOTAL SHORT-TERM INVESTMENTS	(Cost $19,126)	19,126	1.8

		TOTAL PORTFOLIO	(Cost $448,453)	1,073,339	101.2
		OTHER ASSETS & LIABILITIES, NET		(12,900)	(1.2)

		NET ASSETS		$1,060,439	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 12/31/17, the aggregate value of securities on loan is $13,760,000.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments.

Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of December 31, 2017 were as follows (notional amounts and values are in thousands) (see Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)

S&P 500 E Mini Index	25	3/16/18	$3,292	$3,345	$53

10	2017 Annual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Statement of assets and liabilities

TIAA Separate Account VA-1  ▪  December 31, 2017

(amounts in thousands, except accumulation unit value)	Stock Index Account

ASSETS
Portfolio investments, at value*†	$1,073,339
Cash	44
Dividends and interest receivable	1,157
Receivable from securities transactions	918
Other	159

Total assets	1,075,617

LIABILITIES
Investment management fees payable	13
Service agreement fees payable	18
Payable for collateral for securities loaned	14,296
Payable for securities transactions	303
Due to affiliates	343
Payable for variation margin on futures contracts	12
Payable for manager compensation	158
Other	35

Total liabilities	15,178

NET ASSETS
Accumulation Fund	$1,060,439

Accumulation units outstanding	5,196

Accumulation unit value	$204.10

* Portfolio investments, at cost	$448,453
† Includes securities loaned of	$13,760

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2017 Annual Report	11

Statement of operations

TIAA Separate Account VA-1  ▪  For the year ended December 31, 2017

(amounts in thousands)	Stock Index Account

INVESTMENT INCOME
Dividends*	$19,211
Income from securities lending	216
Interest	17
Other	9

Total income	19,453

EXPENSES
Administrative services	2,002
Investment advisory	3,004
Mortality and expense risk charges	4,005

Total expenses	9,011
Less: Expense waiver by investment adviser	(1,502)

Net expenses	7,509

Net investment income (loss)	11,944

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	46,525
Futures transactions	201

Net realized gain (loss) on total investments	46,726

Change in unrealized appreciation (depreciation) on:
Portfolio investments	126,121
Futures transactions	59

Net change in unrealized appreciation (depreciation) on total investments	126,180

Net realized and unrealized gain (loss) on total investments	172,906

Net increase (decrease) in net assets from operations	$184,850

* Net of foreign withholding taxes	$2

12	2017 Annual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Statements of changes in net assets

TIAA Separate Account VA-1  ▪  For the year ended

	Stock Index Account
(amounts in thousands)	December 31, 2017	December 31, 2016

OPERATIONS
Net investment income (loss)	$11,944	$12,925
Net realized gain (loss) on total investments	46,726	44,565
Net change in unrealized appreciation (depreciation) on total investments	126,180	46,582

Net increase (decrease) in net assets from operations	184,850	104,072

FROM CONTRACTOWNER TRANSACTIONS
Premiums	19,045	16,314
Withdrawals and death benefits	(95,375)	(93,529)

Net increase (decrease) from contractowner transactions	(76,330)	(77,215)

Net increase (decrease) in net assets	108,520	26,857

NET ASSETS
Beginning of period	951,919	925,062

End of period	$1,060,439	$951,919

ACCUMULATION UNITS
Units purchased	102	104
Units sold / transferred	(513)	(599)

Outstanding
Beginning of period	5,607	6,102

End of period	5,196	5,607

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2017 Annual Report	13

Financial highlights

TIAA Separate Account VA-1

	Selected per accumulation unit data
	Gain (loss) from investment operations
For the year ended	Investment income[a]	Expenses[a]	Net investment income (loss)[a]	Net realized & unrealized gain (loss) on total investments	Net change in accumulation unit value	Accumulation unit value beginning of year

STOCK INDEX ACCOUNT
12/31/17	$3.613	$1.395	$2.218	$32.114	$34.332	$169.769
12/31/16	3.387	1.173	2.214	15.947	18.161	151.608
12/31/15	3.175	1.150	2.025	(2.347)	(0.322)	151.930
12/31/14	2.761	1.067	1.694	14.236	15.930	136.000
12/31/13	2.402	0.896	1.506	31.870	33.376	102.624

a	Based on average units outstanding.
b	Based on per accumulation unit data.

14	2017 Annual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

		Ratios and supplemental data
		Ratios to average net assets
Accumulation unit value end of year	Total return[b]	Gross expenses	Net expenses	Net investment income (loss)	Portfolio turnover rate	Accumulation units outstanding end of year (in millions)	Net assets at the end of year (in millions)

$204.101	20.22%	0.90%	0.75%	1.19%	5%	5	$1,060
169.769	11.98	0.90	0.75	1.42	7	6	952
151.608	(0.21)	0.90	0.75	1.32	7	6	925
151.930	11.71	0.90	0.75	1.19	7	7	989
136.000	32.53	0.90	0.75	1.26	7	7	935

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2017 Annual Report	15

Notes to financial statements

TIAA Separate Account VA-1

Note 1—organization and significant accounting policies

TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and is organized under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. The variable annuity contracts were issued by TIAA. VA-1 is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Account is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Accumulation Unit Value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions. The AUV for financial reporting purposes includes security and contractowner transactions through the date of the report. Total return is computed based on the AUV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Account.

Security valuation: The Account’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Account determines the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Account estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Income taxes: VA-1 is a separate account of TIAA, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. VA-1 should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, VA-1’s Accumulation Account for contractowners will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. The Account files an income tax return in U.S. federal and applicable

16	2017 Annual Report ▪ TIAA Separate Account VA-1

state and local jurisdictions. The Account’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Account’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Account’s financial statements.

Management committee compensation: The members of the Management Committee (“Committee”), all of whom are independent, receive certain remuneration for their services, plus travel and other expenses. Managers may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, managers participate in a long-term compensation plan. Amounts deferred are retained by the Account until paid. Amounts payable to the managers for compensation are included separately in the accompanying Statement of Assets and Liabilities. Managers’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of Operations.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to Form N-CEN must be complied with by June 1, 2018. In December 2017, the Commission issued Temporary Final Rule Release No. 33-10442, which delayed the filing requirements related to Form N-PORT from June 1, 2018 to April 1, 2019, but still requires the Account to maintain the data that would have been filed on Form N-PORT during the deferral period. Management is currently assessing the impact of Forms N-PORT and N-CEN on the Account’s various filings. On August 1, 2017, the Account implemented amendments to Regulation S-X related to derivatives and other disclosures in the financial statements and other filings. The amended S-X disclosures required under this rule did not have an impact on net assets or results of operations but resulted in new disclosures in the schedule of investments for certain investment types. Please refer to the schedule of investments and Note 3 of the financial statements disclosures for details.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires the Account to establish a liquidity risk management program and enhances disclosures regarding the Account’s liquidity. The requirements of this final rule must be adopted by December 1, 2018. Management is currently assessing the impact of this rule to the Account’s financial statements and other filings.

In March 2017, the Commission issued Final Rule Release No. 34-80295, Amendment to Securities Transaction Settlement Cycle. This final rule shortens the standard settlement cycle from T+3 to T+2. It is expected that this shortened

TIAA Separate Account VA-1 ▪ 2017 Annual Report	17

Notes to financial statements

settlement time will decrease certain risks due to the reduction of unsettled trades and risk exposure. The compliance date for this final rule was September 5, 2017. This rule did not materially impact the Account’s financial statements and other filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Committee. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Account’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In accordance with ASC 820, certain portfolio investments that are measured at fair value using the net asset value per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Statement of Assets and Liabilities. As of December 31, 2017, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Account’s major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Account’s net

18	2017 Annual Report ▪ TIAA Separate Account VA-1

continued

assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Committee. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized as Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Committee. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the year ended December 31, 2017, there were no material transfers between levels by the Account.

The following table summarizes the market value of the Account’s investments as of December 31, 2017, based on the inputs used to value them (dollar amounts are in thousands):

	Level 1	Level 2	Level 3	Total

Equity Investments:
Consumer discretionary	$131,965	$1	$—	$131,966
Financials	161,240	1	—	161,241
Health care	140,061	—	1	140,062
Industrials	114,567	—	7	114,574
All other equity investments*	506,370	—	—	506,370
Short-term investments	14,296	4,830	—	19,126
Futures contracts**	53	—	—	53

Total	$1,068,552	$4,832	$8	$1,073,392

*	For detailed categories, see the accompanying Summary portfolio of investments.
**	Derivative instruments are not reflected in the market value of portfolio investments.

TIAA Separate Account VA-1 ▪ 2017 Annual Report	19

Notes to financial statements

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Account values derivatives at fair value.

At December 31, 2017, the Account has invested in derivative contracts which are reflected in the Statement of Assets and Liabilities as follows (dollar amounts are in thousands):

	Asset derivatives
Derivative contracts	Location		Fair value amount

Equity contracts	Futures	*	$53

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the payable for variation margin on open futures contracts.

For the year ended December 31, 2017, the effect of derivative contracts on the Account’s Statement of Operations was as follows (dollar amounts are in thousands):

Derivative contracts	Location	Realized gain (loss)	Change in unrealized appreciation (depreciation)

Equity contracts	Futures transactions	$201	$59

Futures contracts: The Account is subject to equity price risk in the normal course of pursuing its investment objectives. The Account uses futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Account since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. During the year ended December 31, 2017, the Account had exposure to equity futures contracts, based on underlying notional values, generally between 0% and 1% of net assets. The futures contracts outstanding as of December 31, 2017 are disclosed in the summary portfolio of investments and the full schedule of investments.

20	2017 Annual Report ▪ TIAA Separate Account VA-1

continued

Note 4—investment adviser and affiliates

Teachers Advisors, LLC (“Advisors”), a wholly owned subsidiary of TIAA and a registered investment adviser, provides investment advisory services for VA-1 pursuant to an Investment Management Agreement among TIAA, Advisors and VA-1. TIAA provides all administrative services for VA-1 pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed by TIAA-CREF Individual & Institutional Services, LLC (“Services”). Services is a wholly owned subsidiary of TIAA. The Investment Management Agreement sets the investment advisory charge at an annual rate of 0.30% of the average daily net assets of the Account. Advisors has agreed to voluntarily waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.15% of the average daily net assets of the Account.

The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the average daily net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts, equivalent to an annual rate of 0.40% of the average daily net assets of the Account. Although TIAA reserves the right to increase the Account’s mortality and expense risk charge to a maximum of 1.00% per year, the total expense ratio will never exceed 1.50% per year. TIAA pays death benefits to beneficiaries when an annuitant dies during the accumulation period or during the annuity period while payments are still due for the remainder of a guaranteed period, if any.

The Account may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Committee, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the year ended December 31, 2017, these transactions did not materially impact the Account.

Note 5—investments

Securities lending: The Account may lend its securities to qualified institutional borrowers to earn additional income. The Account receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and Liabilities. As of December 31, 2017, securities lending transactions are for equity securities, and the resulting loans are

TIAA Separate Account VA-1 ▪ 2017 Annual Report	21

Notes to financial statements

continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Account consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, the Account bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.

Restricted securities: Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At December 31, 2017, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows (dollar amounts are in thousands):

Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)

$448,453	$652,922	$(27,983)	$624,939

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Purchases and sales: Purchases and sales of portfolio securities (other than short-term instruments) for the Account for the year ended December 31, 2017 were as follows (dollar amounts are in thousands):

Purchases	Sales

$51,182	$117,317

Note 6—line of credit

The Account participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of contractowner withdrawals. The current facility was entered into on June 20, 2017 expiring on June 19, 2018, replacing the previous facility, which expired June 2017. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee

22	2017 Annual Report ▪ TIAA Separate Account VA-1

concluded

for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Account is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended December 31, 2017, there were no borrowings under this credit facility by the Account.

Note 7—indemnification

In the normal course of business, the Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Account’s organizational documents, the managers and officers of the Account are indemnified against certain liabilities that may arise out of their duties to the Account. However, based on experience, the Account expects the risk of loss due to these warranties and indemnities to be unlikely.

TIAA Separate Account VA-1 ▪ 2017 Annual Report	23

Report of independent registered public accounting firm

To the Management Committee and Contractowners of the Stock Index Account of TIAA Separate Account VA-1

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary portfolio of investments, of Stock Index Account of TIAA Separate Account VA-1, (the “Account”) as of December 31, 2017, the related statement of operations for the year ended December 31, 2017, the statement of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Account as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2017 and the financial highlights for each of the five years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian, transfer agent and brokers; when replies were not received from

24	2017 Annual Report ▪ TIAA Separate Account VA-1

brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland

February 16, 2018

We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

TIAA Separate Account VA-1 ▪ 2017 Annual Report	25

Management committee members and officers (unaudited)

TIAA Separate Account VA-1  ▪  December 31, 2017

Members

Name, address and year of birth (“YOB”)	Position(s) held with account	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorship(s) held by trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Member	Indefinite term. Member since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	88	Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Member	Indefinite term. Member since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	88	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Member	Indefinite term. Member since 2007.	Chief Executive Officer (since 2014) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC; Chief Operating Officer, DDJ Capital Management (2003–2006).	88	Director of Copper Rock Capital Partners, LLC (investment adviser).
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Member	Indefinite term. Member since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	88	Director, Commonwealth (non-profit organization).

26	2017 Annual Report ▪ TIAA Separate Account VA-1

Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Chairman of the Management Committee and Member	Indefinite term. Member since 2011. Chairman for term ending July 1, 2021. Chairman since September 13, 2017.	Partner (2004–2010) and Managing Director (1999–2004), Goldman Sachs Asset Management.	88	Director, Aflac Insurance. Inc.; Director and Investment Committee member, Sansum Clinic; Investment Committee member, Cottage Health System; Member, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Chairman, Crane Country Day School.
Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1948	Member	Indefinite term. Member since 2003.	Chairman, First Eagle Holdings (since 2016), Chief Executive Officer (2010–2016), President (2009–2016) and Chief Operating Officer (2009–2010), First Eagle Investment Management, LLC; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	88	Director, First Eagle Holdings, LLC; Jones Lang LaSalle Incorporated; Close Brothers Group plc; Jupiter Fund Management plc; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); the North Shore Land Alliance; and Prep for Prep.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Member	Indefinite term. Member since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Affiliated Faculty Member of the Finance Group at the Alfred P. Sloan School of Management, Massachusetts Institute of Technology (“MIT”) (since 2014); Mitsui Professor of Economics, MIT (since 1996); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Program Director, NBER (1990–2008).	88	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.

TIAA Separate Account VA-1 ▪ 2017 Annual Report	27

Management committee members and officers (unaudited)	continued

TIAA Separate Account VA-1  ▪  December 31, 2017

Members—concluded

Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Member	Indefinite term. Member since 2001.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (1991–2016); Chairman and Chief Executive Officer (1991–2016) and Chief Investment Officer (1991–2013) and Chief Compliance Officer (2015–2016), NCM Capital Management Group, Inc.; Chairman and Chief Executive Officer (2003–2016) and Chief Investment Officer (2003–2013) and Chief Compliance Officer (2015–2016), NCM Capital Advisers Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	88	Director, SCANA Corporation (energy holding company).
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Member	Indefinite term. Member since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002) and Professor, University of Texas at Austin (since 1987). Chairman, Department of Finance, University of Texas at Austin (2002–2011).	88	Member of the Board of Governors of the Investment Company Institute, the Governing Council of Independent Directors Council (an association for mutual fund directors); and Investment Advisory Committee, Employees Retirement System of Texas.

28	2017 Annual Report ▪ TIAA Separate Account VA-1

Officers

Name, address and year of birth (“YOB”)	Position(s) held with account	Term of office and length of time served	Principal occupation(s) during past 5 years
Mona Bhalla TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1969	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director and Corporate Secretary since 2017.	Senior Managing Director and Corporate Secretary of Teachers Insurance and Annuity Association of America (“TIAA”) and of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”). Prior to joining TIAA, Ms. Bhalla served as Senior Vice President, Counsel and Corporate Secretary, Head of Corporate, Securities and M&A Group of AllianceBernstein L.P.
Richard S. Biegen TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Chief Compliance Officer since 2008.	Managing Director, Senior Compliance Officer of TIAA. Chief Compliance Officer of the TIAA-CREF Fund Complex.
Carol W. Deckbar TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President	One-year term. Executive Vice President since 2017.	Executive Vice President, Institutional Investment and Endowment Services of TIAA and Executive Vice President of CREF and VA-1.
Roger W. Ferguson, Jr. TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1951	President and Chief Executive Officer	One-year term. President and Chief Executive Officer since 2008.	President and Chief Executive Officer of TIAA, CREF and TIAA Separate Account VA-1.
Stephen Gruppo TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1959	Executive Vice President	One-year term. Executive Vice President since 2009.	Senior Executive Vice President, Chief Risk Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex.

TIAA Separate Account VA-1 ▪ 2017 Annual Report	29

Management committee members and officers (unaudited)	concluded

TIAA Separate Account VA-1  ▪  December 31, 2017

Officers—concluded

J. Keith Morgan TIAA 730 Third Ave. New York, NY 10017-3206 YOB: 1951	Executive Vice President and Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2015.	Senior Executive Vice President and Chief Legal Officer of TIAA and Executive Vice President and Chief Legal Officer of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Morgan served as Founder and Chief Executive Officer of Morris Lane Capital LLC (consultant), and as Senior Vice President and General Counsel of General Electric Capital Corporation.
Ronald R. Pressman TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Executive Vice President	One-year term. Executive Vice President since 2012.	Senior Executive Vice President, Chief Executive Officer, Institutional Financial Services of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Pressman served as President and Chief Executive Officer of General Electric Capital Real Estate.
Otha T. Spriggs, III TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1951	Executive Vice President	One-year term. Executive Vice President since 2012.	Senior Executive Vice President and Chief Human Resources Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Spriggs served as Senior Vice President of Human Resources, Boston Scientific; President of Integrated People Solutions; Senior Vice President, Human Resources and various human resources leadership roles, CIGNA Corp.
E. Scott Wickerham TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2017.	Managing Director, Funds Treasurer, Nuveen. Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Separate Account VA-1; and Treasurer of CREF.

The Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, TIAA.org, or by telephone at 800-223-1200.

30	2017 Annual Report ▪ TIAA Separate Account VA-1

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How to reach us

TIAA website	Insurance planning center
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information and transactions, product	For an existing policy or contract
descriptions, and information about
investment choices and income options	800-223-1200
To apply for a new policy or contract
TIAA. org
24 hours a day, 7 days a week	877-825-0411
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Automated telephone service
Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums 800-842-2252 24 hours a day, 7 days a week	For the hearing- or speech-impaired 800-842-2755 8 a.m. to 10 p.m. (ET), Monday–Friday 9 a.m. to 6 p.m. (ET), Saturday

National contact center

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options and payments, beneficiary services
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800-842-2252
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You should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit TIAA.org, or call 800-223-1200. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. TIAA-CREF Individual & Institutional Services, LLC and Nuveen Securities, LLC, members FINRA and SIPC, distribute securities products. Annuity contracts and certificates are issued by Teachers Insurance and Annuity Association of America (TIAA) and College Retirement Equities Fund (CREF), New York, NY. After-tax annuities and life insurance are issued by Teachers Insurance and Annuity Association of America (TIAA), New York, NY. Each of the foregoing is solely responsible for its own financial condition and contractual obligations.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy or sell securities, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2018 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

730 Third Avenue New York, NY 10017-3206

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339684	A10845 (2/18)

730 Third Avenue New York, NY 10017-3206

339684	A10845 (2/18)

Item 2. Code of Ethics.

2(a) The Management Committee of TIAA Separate Account VA-1 (the “Registrant”) has adopted a code of ethics for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b) No response required.

2(c) During the reporting period, there were no amendments to the code of ethics.

2(d) During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

2(e) Not applicable.

2(f) A copy of the current code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Management Committee has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2) Nancy A. Eckl is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

4(a) Audit Fees.

For the fiscal years ended December 31, 2017 and December 31, 2016, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $54,580 and $53,250, respectively.

4(b) Audit Related Fees.

For the fiscal years ended December 31, 2017 and December 31, 2016, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended December 31, 2017 and December 31, 2016, the Audit-Related Fees billed by PwC to Teachers Advisors, LLC (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c) Tax Fees.

For the fiscal years ended December 31, 2017 and December 31, 2016, PwC’s aggregate fees for tax services billed to the Registrant were $0 and $0, respectively.

For the fiscal years ended December 31, 2017 and December 31, 2016, PwC’s aggregate fees for tax services billed to the Fund Service Providers were $0 and $0, respectively.

4(d) All Other Fees.

For the fiscal years ended December 31, 2017 and December 31, 2016, PwC’s aggregate fees for all other services billed to the Registrant were $3,000 and $3,000, respectively.

For the fiscal years ended December 31, 2017 and December 31, 2016, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1) Preapproval Policy.

The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2017 and December 31, 2016 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2017 and December 31, 2016 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2017 and December 31, 2016 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2017 and December 31, 2016 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2017 and December 31, 2016 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2017 and December 31, 2016 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f) The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g) Non-Audit Fees for Related Entities.

For the fiscal years ended December 31, 2017 and December 31, 2016, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $208,315 and $305,800, respectively.

4(h) The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2017

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 0.9%
3,669		Adient plc	$289
3,248	*	American Axle & Manufacturing Holdings, Inc	55
8,007		BorgWarner, Inc	409
1,678		Cooper Tire & Rubber Co	59
671	*	Cooper-Standard Holding, Inc	82
5,567		Dana Holding Corp	178
10,177	*	Delphi Automotive plc	863
3,392	*	Delphi Technologies plc	178
1,044	*	Dorman Products, Inc	64
148,668		Ford Motor Co	1,857
1,363	*	Fox Factory Holding Corp	53
50,507		General Motors Co	2,070
10,320		Gentex Corp	216
1,424	*	Gentherm, Inc	45
9,313		Goodyear Tire & Rubber Co	301
6,846	e	Harley-Davidson, Inc	348
799	*	Horizon Global Corp	11
938		LCI Industries, Inc	122
2,605		Lear Corp	460
1,945	*	Modine Manufacturing Co	39
670	*	Motorcar Parts of America, Inc	17
313	*	Shiloh Industries, Inc	3
1,379		Spartan Motors, Inc	22
843		Standard Motor Products, Inc	38
1,055	*	Stoneridge, Inc	24
1,027		Superior Industries International, Inc	15
2,045		Tenneco, Inc	120
4,980	*,e	Tesla, Inc	1,551
1,931		Thor Industries, Inc	291
897		Tower International, Inc	27
1,140	*	Visteon Corp	143
799	*	VOXX International Corp (Class A)	5
1,185		Winnebago Industries, Inc	66

		TOTAL AUTOMOBILES & COMPONENTS	10,021

BANKS - 6.9%
625		1st Source Corp	31
486		Access National Corp	14
255		ACNB Corp	8
444	*	Allegiance Bancshares, Inc	17
374		American National Bankshares, Inc	14
1,390		Ameris Bancorp	67
387		Ames National Corp	11
401		Arrow Financial Corp	14
5,921		Associated Banc-Corp	150

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

706	*	Atlantic Capital Bancshares, Inc	$12
1,598	e	Banc of California, Inc	33
666		Bancfirst Corp	34
1,284		Banco Latinoamericano de Exportaciones S.A. (Class E)	35
3,345		BancorpSouth Bank	105
1,617		Bank Mutual Corp	17
372,530		Bank of America Corp	10,997
601		Bank of Commerce Holdings	7
1,630		Bank of Hawaii Corp	140
234		Bank of Marin Bancorp	16
2,093		Bank of NT Butterfield & Son Ltd	76
4,451		Bank of the Ozarks, Inc	216
457		BankFinancial Corp	7
4,119		BankUnited	168
217		Bankwell Financial Group, Inc	7
1,278		Banner Corp	70
622		Bar Harbor Bankshares	17
31,083		BB&T Corp	1,545
361		BCB Bancorp, Inc	5
573		Bear State Financial, Inc	6
2,708		Beneficial Bancorp, Inc	45
1,314		Berkshire Hills Bancorp, Inc	48
901		Blue Hills Bancorp, Inc	18
2,322	*,e	BofI Holding, Inc	69
804		BOK Financial Corp	74
3,231		Boston Private Financial Holdings, Inc	50
683		Bridge Bancorp, Inc	24
2,984		Brookline Bancorp, Inc	47
630		Bryn Mawr Bank Corp	28
334	*	BSB Bancorp, Inc	10
241	*	Byline Bancorp, Inc	6
131		C&F Financial Corp	8
321	*	Cadence BanCorp	9
613		Camden National Corp	26
447		Capital City Bank Group, Inc	10
5,027		Capitol Federal Financial	67
314	*	Capstar Financial Holdings, Inc	7
555		Carolina Financial Corp	21
2,923		Cathay General Bancorp	123
2,100		Centerstate Banks of Florida, Inc	54
1,125		Central Pacific Financial Corp	34
383		Central Valley Community Bancorp	8
152		Century Bancorp, Inc	12
504		Charter Financial Corp	9
2,638		Chemical Financial Corp	141
122		Chemung Financial Corp	6
5,233		CIT Group, Inc	258
101,693		Citigroup, Inc	7,567
533		Citizens & Northern Corp	13
19,023		Citizens Financial Group, Inc	799
597		City Holding Co	40
377		Civista Bancshares, Inc	8
856		Clifton Bancorp, Inc	15

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

498		CNB Financial Corp	$13
1,467		CoBiz, Inc	29
342		Codorus Valley Bancorp, Inc	9
2,875		Columbia Banking System, Inc	125
6,704		Comerica, Inc	582
3,381		Commerce Bancshares, Inc	189
254		Commerce Union Bancshares, Inc	7
1,925		Community Bank System, Inc	103
837	*	Community Bankers Trust Corp	7
153		Community Financial Corp	6
651		Community Trust Bancorp, Inc	31
1,146		ConnectOne Bancorp, Inc	30
206		County Bancorp, Inc	6
2,189		Cullen/Frost Bankers, Inc	207
1,005	*	Customers Bancorp, Inc	26
4,043		CVB Financial Corp	95
1,325		Dime Community Bancshares	28
113		DNB Financial Corp	4
1,035	*	Eagle Bancorp, Inc	60
5,381		East West Bancorp, Inc	327
192	*	Entegra Financial Corp	6
314		Enterprise Bancorp, Inc	11
828		Enterprise Financial Services Corp	37
402	*	Equity Bancshares, Inc	14
342		ESSA Bancorp, Inc	5
2,998	*	Essent Group Ltd	130
171		Evans Bancorp, Inc	7
356		Farmers & Merchants Bancorp, Inc	15
298		Farmers Capital Bank Corp	11
1,013		Farmers National Banc Corp	15
246	*	FB Financial Corp	10
1,363	*	FCB Financial Holdings, Inc	69
384		Federal Agricultural Mortgage Corp (Class C)	30
863		Fidelity Southern Corp	19
28,350		Fifth Third Bancorp	860
527		Financial Institutions, Inc	16
1,088		First Bancorp (NC)	38
6,201	*	First Bancorp (Puerto Rico)	32
498		First Bancorp, Inc	14
322	e	First Bancshares, Inc	11
1,476		First Busey Corp	44
360		First Business Financial Services, Inc	8
295		First Citizens Bancshares, Inc (Class A)	119
3,678		First Commonwealth Financial Corp	53
680		First Community Bancshares, Inc	20
542		First Connecticut Bancorp	14
368		First Defiance Financial Corp	19
2,385		First Financial Bancorp	63
2,466	e	First Financial Bankshares, Inc	111
384		First Financial Corp	17
175		First Financial Northwest, Inc	3
1,098	*	First Foundation, Inc	20
162	e	First Guaranty Bancshares, Inc	4

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,091		First Hawaiian, Inc	$61
11,602		First Horizon National Corp	232
228		First Internet Bancorp	9
951		First Interstate Bancsystem, Inc	38
1,580		First Merchants Corp	66
380		First Mid-Illinois Bancshares, Inc	15
3,920		First Midwest Bancorp, Inc	94
327	*	First Northwest Bancorp	5
862		First of Long Island Corp	25
5,972		First Republic Bank	517
890	*	Flagstar Bancorp, Inc	33
1,083		Flushing Financial Corp	30
190		FNB Bancorp	7
12,570		FNB Corp	174
389	*	Franklin Financial Network, Inc	13
6,701		Fulton Financial Corp	120
903		German American Bancorp, Inc	32
2,999		Glacier Bancorp, Inc	118
412		Great Southern Bancorp, Inc	21
2,200		Great Western Bancorp, Inc	88
688	*	Green Bancorp, Inc	14
113	e	Greene County Bancorp, Inc	4
913		Guaranty Bancorp	25
3,286		Hancock Holding Co	163
1,297		Hanmi Financial Corp	39
406	*	HarborOne Bancorp, Inc	8
953		Heartland Financial USA, Inc	51
1,355		Heritage Commerce Corp	21
1,150		Heritage Financial Corp	35
2,919		Hilltop Holdings, Inc	74
57		Hingham Institution for Savings	12
238		Home Bancorp, Inc	10
6,066		Home Bancshares, Inc	141
698	*	HomeStreet, Inc	20
667	*	HomeTrust Bancshares, Inc	17
5,041		Hope Bancorp, Inc	92
806		Horizon Bancorp	22
323	*	Howard Bancorp, Inc	7
41,255		Huntington Bancshares, Inc	601
1,963		IBERIABANK Corp	152
350	*,e	Impac Mortgage Holdings, Inc	4
1,031		Independent Bank Corp (MA)	72
863		Independent Bank Corp (MI)	19
679		Independent Bank Group, Inc	46
2,138		International Bancshares Corp	85
299		Investar Holding Corp	7
10,225		Investors Bancorp, Inc	142
132,782		JPMorgan Chase & Co	14,200
3,353		Kearny Financial Corp	48
41,707		Keycorp	841
1,629		Lakeland Bancorp, Inc	31
976		Lakeland Financial Corp	47
378		LCNB Corp	8

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,826		LegacyTexas Financial Group, Inc	$77
176	*,e	LendingTree, Inc	60
833		Live Oak Bancshares, Inc	20
5,478		M&T Bank Corp	937
1,072		Macatawa Bank Corp	11
946		MainSource Financial Group, Inc	34
236	*	Malvern Bancorp, Inc	6
3,131		MB Financial, Inc	139
540		MBT Financial Corp	6
640		Mercantile Bank Corp	23
1,997		Meridian Bancorp, Inc	41
345		Meta Financial Group, Inc	32
13,096	*	MGIC Investment Corp	185
96		Middlefield Banc Corp	5
582		Midland States Bancorp, Inc	19
334		Midsouth Bancorp, Inc	4
406		MidWestOne Financial Group, Inc	14
213		MutualFirst Financial, Inc	8
984		National Bank Holdings Corp	32
257		National Bankshares, Inc	12
405	*	National Commerce Corp	16
1,121	*	Nationstar Mortgage Holdings, Inc	21
1,661		NBT Bancorp, Inc	61
17,474		New York Community Bancorp, Inc	228
301	*	Nicolet Bankshares, Inc	16
2,265	*	NMI Holdings, Inc	38
256		Northeast Bancorp	6
1,643		Northfield Bancorp, Inc	28
280		Northrim BanCorp, Inc	9
3,683		Northwest Bancshares, Inc	62
223	e	Norwood Financial Corp	7
1,226		OceanFirst Financial Corp	32
1,902		OFG Bancorp	18
160	e	Ohio Valley Banc Corp	6
361		Old Line Bancshares, Inc	11
4,858		Old National Bancorp	85
127		Old Point Financial Corp	4
1,237		Old Second Bancorp, Inc	17
796	*	Opus Bank	22
1,420		Oritani Financial Corp	23
297		Orrstown Financial Services, Inc	7
589	*	Pacific Mercantile Bancorp	5
1,516	*	Pacific Premier Bancorp, Inc	61
5,067		PacWest Bancorp	255
159	*	Paragon Commercial Corp	8
529		Park National Corp	55
180		Parke Bancorp, Inc	4
696	*	PCSB Financial Corp	13
642		Peapack Gladstone Financial Corp	22
221		Penns Woods Bancorp, Inc	10
575	*	PennyMac Financial Services, Inc	13
174	e	Peoples Bancorp of North Carolina, Inc	5
595		Peoples Bancorp, Inc	19

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

333	e	Peoples Financial Services Corp	$16
12,570		People’s United Financial, Inc	235
521		People’s Utah Bancorp	16
2,087	*	PHH Corp	21
2,813		Pinnacle Financial Partners, Inc	186
18,504		PNC Financial Services Group, Inc	2,670
3,900		Popular, Inc	138
510		Preferred Bank	30
377		Premier Financial Bancorp, Inc	8
2,586		Prosperity Bancshares, Inc	181
168	*	Provident Bancorp, Inc	4
251		Provident Financial Holdings, Inc	5
2,502		Provident Financial Services, Inc	67
279		Prudential Bancorp, Inc	5
472		QCR Holdings, Inc	20
8,421		Radian Group, Inc	174
46,062		Regions Financial Corp	796
1,629		Renasant Corp	67
364		Republic Bancorp, Inc (Class A)	14
1,873	*,e	Republic First Bancorp, Inc	16
671		Riverview Bancorp, Inc	6
1,349		S&T Bancorp, Inc	54
910		Sandy Spring Bancorp, Inc	36
1,542	*	Seacoast Banking Corp of Florida	39
1,876		ServisFirst Bancshares, Inc	78
497		Shore Bancshares, Inc	8
475		SI Financial Group, Inc	7
370		Sierra Bancorp	10
2,094	*	Signature Bank	287
1,498		Simmons First National Corp (Class A)	86
275	*	SmartFinancial, Inc	6
1,240		South State Corp	108
228	*	Southern First Bancshares, Inc	9
231		Southern Missouri Bancorp, Inc	9
454		Southern National Bancorp of Virginia, Inc	7
1,068		Southside Bancshares, Inc	36
1,460		State Bank & Trust Co	44
7,815		Sterling Bancorp/DE	192
922		Stock Yards Bancorp, Inc	35
394		Summit Financial Group, Inc	10
385		Sun Bancorp, Inc	9
272	*	Sunshine Bancorp, Inc	6
18,409		SunTrust Banks, Inc	1,189
2,051	*	SVB Financial Group	479
4,498		Synovus Financial Corp	216
6,199		TCF Financial Corp	127
286		Territorial Bancorp, Inc	9
1,930	*	Texas Capital Bancshares, Inc	172
1,044		TFS Financial Corp	16
1,514	*	The Bancorp, Inc	15
232		Timberland Bancorp, Inc	6
573		Tompkins Trustco, Inc	47
2,219		TowneBank	68

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

782		Trico Bancshares	$30
943	*	Tristate Capital Holdings, Inc	22
657	*	Triumph Bancorp, Inc	21
3,358		Trustco Bank Corp NY	31
2,619		Trustmark Corp	83
275		Two River Bancorp	5
1,796		UMB Financial Corp	129
8,613		Umpqua Holdings Corp	179
1,678		Union Bankshares Corp	61
161		Union Bankshares, Inc	9
3,861		United Bankshares, Inc	134
2,711		United Community Banks, Inc	76
1,829		United Community Financial Corp	17
2,065		United Financial Bancorp, Inc (New)	36
510		United Security Bancshares	6
266		Unity Bancorp, Inc	5
1,012		Univest Corp of Pennsylvania	28
60,200		US Bancorp	3,226
10,196		Valley National Bancorp	114
558	*	Veritex Holdings, Inc	15
1,098	*	Walker & Dunlop, Inc	52
3,506		Washington Federal, Inc	120
581		Washington Trust Bancorp, Inc	31
333		WashingtonFirst Bankshares, Inc	11
1,032		Waterstone Financial, Inc	18
3,586		Webster Financial Corp	201
170,060		Wells Fargo & Co	10,318
1,636		WesBanco, Inc	66
597		West Bancorporation, Inc	15
1,024	e	Westamerica Bancorporation	61
3,836	*	Western Alliance Bancorp	217
1,021		Western New England Bancorp, Inc	11
2,157		Wintrust Financial Corp	178
8,517	*	WMIH Corp	7
1,176		WSFS Financial Corp	56
225	*	Xenith Bankshares, Inc	8
7,571		Zions Bancorporation	385

		TOTAL BANKS	72,907

CAPITAL GOODS - 7.7%
22,167		3M Co	5,217
5,419		A.O. Smith Corp	332
1,275		Aaon, Inc	47
1,251		AAR Corp	49
2,301		Actuant Corp (Class A)	58
1,638		Acuity Brands, Inc	288
1,431		Advanced Drainage Systems, Inc	34
5,997	*	Aecom Technology Corp	223
1,316	*	Aegion Corp	33
2,671	*	Aerojet Rocketdyne Holdings, Inc	83
831	*	Aerovironment, Inc	47
2,620		AGCO Corp	187
3,762		Air Lease Corp	181

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,259		Aircastle Ltd	$29
374		Alamo Group, Inc	42
1,111		Albany International Corp (Class A)	68
3,696		Allegion plc	294
205		Allied Motion Technologies, Inc	7
5,148		Allison Transmission Holdings, Inc	222
1,121		Altra Holdings, Inc	57
909	*	Ameresco, Inc	8
324	e	American Railcar Industries, Inc	14
568	*	American Woodmark Corp	74
8,734		Ametek, Inc	633
1,095		Apogee Enterprises, Inc	50
1,503		Applied Industrial Technologies, Inc	102
15,274		Arconic, Inc	416
555		Argan, Inc	25
822	*	Armstrong Flooring, Inc	14
1,735	*	Armstrong World Industries, Inc	105
823		Astec Industries, Inc	48
810	*	Astronics Corp	34
1,239	*	Atkore International Group, Inc	27
2,036	*,e	Axon Enterprise, Inc	54
1,059		AZZ, Inc	54
1,953		Barnes Group, Inc	124
2,363	*	Beacon Roofing Supply, Inc	151
279	*	Blue Bird Corp	6
2,534	*	BMC Stock Holdings, Inc	64
21,311		Boeing Co	6,285
1,640		Briggs & Stratton Corp	42
3,625	*	Builders FirstSource, Inc	79
3,398		BWX Technologies, Inc	206
883	*	Caesarstone Sdot-Yam Ltd	19
520	*	CAI International, Inc	15
2,319		Carlisle Cos, Inc	264
21,754		Caterpillar, Inc	3,428
1,264	*	Chart Industries, Inc	59
3,897		Chicago Bridge & Iron Co NV	63
647		CIRCOR International, Inc	32
3,463	*	Colfax Corp	137
840		Columbus McKinnon Corp	34
1,470		Comfort Systems USA, Inc	64
945	*	Commercial Vehicle Group, Inc	10
1,524	*	Continental Building Products Inc	43
1,769		Crane Co	158
554	*	CSW Industrials, Inc	25
1,041		Cubic Corp	61
6,016		Cummins, Inc	1,063
1,720		Curtiss-Wright Corp	210
12,215		Deere & Co	1,912
535		DMC Global, Inc	13
4,906		Donaldson Co, Inc	240
932		Douglas Dynamics, Inc	35
5,855		Dover Corp	591
485	*	Ducommun, Inc	14

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

567	*	DXP Enterprises, Inc	$17
1,047	*	Dycom Industries, Inc	117
174		Eastern Co	5
17,112		Eaton Corp	1,352
2,290		EMCOR Group, Inc	187
24,449		Emerson Electric Co	1,704
840		Encore Wire Corp	41
648	*,e	Energous Corp	13
1,368	*,e	Energy Recovery, Inc	12
1,701		EnerSys	118
788	*	Engility Holdings, Inc	22
830		EnPro Industries, Inc	78
137	e	EnviroStar, Inc	5
4,548		Equifax, Inc	536
995		ESCO Technologies, Inc	60
1,019	*	Esterline Technologies Corp	76
11,023		Fastenal Co	603
2,292		Federal Signal Corp	46
5,094		Flowserve Corp	215
5,480		Fluor Corp	283
11,776		Fortive Corp	852
6,027		Fortune Brands Home & Security, Inc	413
499	*	Foundation Building Materials, Inc	7
1,724		Franklin Electric Co, Inc	79
635		Freightcar America, Inc	11
1,617	*	Gardner Denver Holdings, Inc	55
1,474		GATX Corp	92
277	*	Gencor Industries, Inc	5
2,385	*	Generac Holdings, Inc	118
1,836		General Cable Corp	54
9,915		General Dynamics Corp	2,017
333,358		General Electric Co	5,817
1,244	*	Gibraltar Industries, Inc	41
870		Global Brass & Copper Holdings, Inc	29
922	*	GMS, Inc	35
678		Gorman-Rupp Co	21
6,390		Graco, Inc	289
470		Graham Corp	10
1,549		Granite Construction, Inc	98
2,253	*	Great Lakes Dredge & Dock Corp	12
1,065	e	Greenbrier Cos, Inc	57
1,120		Griffon Corp	23
1,293		H&E Equipment Services, Inc	53
423		Hardinge, Inc	7
3,062	*	Harsco Corp	57
1,580	*	HC2 Holdings, Inc	9
7,822	*	HD Supply Holdings, Inc	313
781		HEICO Corp	74
1,666		HEICO Corp (Class A)	132
981	*	Herc Holdings, Inc	61
3,542		Hexcel Corp	219
2,415		Hillenbrand, Inc	108
29,111		Honeywell International, Inc	4,465

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,111		Hubbell, Inc	$286
1,702		Huntington Ingalls	401
316		Hurco Cos, Inc	13
823	*,e	Huttig Building Products, Inc	5
404		Hyster-Yale Materials Handling, Inc	34
2,879		IDEX Corp	380
298	*	IES Holdings, Inc	5
11,685		Illinois Tool Works, Inc	1,950
9,658		Ingersoll-Rand plc	861
716		Insteel Industries, Inc	20
3,480		ITT, Inc	186
4,430		Jacobs Engineering Group, Inc	292
2,450	*	JELD-WEN Holding, Inc	96
1,200		John Bean Technologies Corp	133
35,793		Johnson Controls International plc	1,364
433		Kadant, Inc	43
1,040		Kaman Corp	61
5,716		KBR, Inc	113
3,108		Kennametal, Inc	150
1,868	*,e	KEYW Holding Corp, The	11
2,010	*	KLX, Inc	137
2,746	*	Kratos Defense & Security Solutions, Inc	29
2,946		L3 Technologies, Inc	583
246	*	Lawson Products, Inc	6
763	*	Layne Christensen Co	10
306	*	LB Foster Co (Class A)	8
1,529		Lennox International, Inc	318
2,298		Lincoln Electric Holdings, Inc	210
408		Lindsay Corp	36
9,608		Lockheed Martin Corp	3,085
986		LSI Industries, Inc	7
674	*	Lydall, Inc	34
1,198	*	Manitowoc Co, Inc	47
12,142		Masco Corp	534
1,161	*	Masonite International Corp	86
2,577	*	Mastec, Inc	126
1,815	*	Mercury Systems, Inc	93
3,256	*	Meritor, Inc	76
2,113	*	Middleby Corp	285
1,678	*	Milacron Holdings Corp	32
446		Miller Industries, Inc	12
1,239	*	Moog, Inc (Class A)	108
3,470	*	MRC Global, Inc	59
1,759		MSC Industrial Direct Co (Class A)	170
2,210		Mueller Industries, Inc	78
6,011		Mueller Water Products, Inc (Class A)	75
639	*	MYR Group, Inc	23
206	e	National Presto Industries, Inc	21
1,911	*	Navistar International Corp	82
1,570	*	NCI Building Systems, Inc	30
962	*	Nexeo Solutions, Inc	9
1,020		NN, Inc	28
2,122		Nordson Corp	311

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,159		Northrop Grumman Corp	$1,890
371	*	Northwest Pipe Co	7
4,328	*	NOW, Inc	48
291	*	NV5 Holdings, Inc	16
117		Omega Flex, Inc	8
2,206		Orbital ATK, Inc	290
987	*	Orion Marine Group, Inc	8
2,888		Oshkosh Truck Corp	263
4,331		Owens Corning, Inc	398
12,981		PACCAR, Inc	923
5,011		Parker-Hannifin Corp	1,000
904	*	Patrick Industries, Inc	63
6,241		Pentair plc	441
1,847	*	PGT, Inc	31
7,340	*	Plug Power, Inc	17
738	*	Ply Gem Holdings, Inc	14
416		Powell Industries, Inc	12
96		Preformed Line Products Co	7
1,452		Primoris Services Corp	39
1,003	*	Proto Labs, Inc	103
1,340		Quanex Building Products Corp	31
5,705	*	Quanta Services, Inc	223
1,477		Raven Industries, Inc	51
11,142		Raytheon Co	2,093
899	*	RBC Bearings, Inc	114
1,737		Regal-Beloit Corp	133
432		REV Group, Inc	14
439	*,e	Revolution Lighting Technologies, Inc	1
4,030	*	Rexnord Corp	105
4,932		Rockwell Automation, Inc	968
6,219		Rockwell Collins, Inc	843
3,824		Roper Industries, Inc	990
257	*	Rush Enterprises, Inc	12
1,200	*	Rush Enterprises, Inc (Class A)	61
6,314	*	Sensata Technologies Holding BV	323
1,581		Simpson Manufacturing Co, Inc	91
1,315	*	SiteOne Landscape Supply, Inc	101
2,169		Snap-On, Inc	378
460	*	Sparton Corp	11
4,506		Spirit Aerosystems Holdings, Inc (Class A)	393
1,707	*	SPX Corp	54
1,563	*	SPX FLOW, Inc	74
487		Standex International Corp	50
5,834		Stanley Works	990
1,004	*	Sterling Construction Co, Inc	16
922		Sun Hydraulics Corp	60
3,212	*,e	Sunrun, Inc	19
1,359	*	Teledyne Technologies, Inc	246
647		Tennant Co	47
3,162		Terex Corp	152
967	*,e	Textainer Group Holdings Ltd	21
9,942		Textron, Inc	563
431	*,e	The ExOne Company	4

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,276	*	Thermon Group Holdings	$30
2,702		Timken Co	133
1,841		Titan International, Inc	24
784	*	Titan Machinery, Inc	17
3,845		Toro Co	251
400	*	TPI Composites, Inc	8
1,844		TransDigm Group, Inc	506
1,152	*	Trex Co, Inc	125
1,789	*	Trimas Corp	48
5,866		Trinity Industries, Inc	220
1,667		Triton International Ltd	62
1,896		Triumph Group, Inc	52
1,399	*	Tutor Perini Corp	35
343	*	Twin Disc, Inc	9
3,207	*	United Rentals, Inc	551
28,617		United Technologies Corp	3,651
4,022	*	Univar, Inc	125
2,325		Universal Forest Products, Inc	87
3,432	*	USG Corp	132
874		Valmont Industries, Inc	145
455	*	Vectrus, Inc	14
419	*	Veritiv Corp	12
649	*	Vicor Corp	14
1,991		W.W. Grainger, Inc	470
2,295		Wabash National Corp	50
1,869	*	WABCO Holdings, Inc	268
3,154	e	Wabtec Corp	257
1,090		Watsco, Inc	185
880		Watts Water Technologies, Inc (Class A)	67
5,066	*	Welbilt, Inc	119
2,328	*	Wesco Aircraft Holdings, Inc	17
1,864	*	WESCO International, Inc	127
67	*	Willis Lease Finance Corp	2
2,064		Woodward Governor Co	158
7,022		Xylem, Inc	479

		TOTAL CAPITAL GOODS	82,138

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
2,170		ABM Industries, Inc	82
2,247	*	Acacia Research (Acacia Technologies)	9
4,335	*	ACCO Brands Corp	53
954	*	Advanced Disposal Services, Inc	23
2,166	*	ARC Document Solutions, Inc	6
274		Barrett Business Services, Inc	18
198		BG Staffing, Inc	3
1,868		Brady Corp (Class A)	71
1,790		Brink’s Co	141
1,375	*	Casella Waste Systems, Inc (Class A)	32
2,160	*	CBIZ, Inc	33
948		Ceco Environmental Corp	5
3,264		Cintas Corp	509
2,053	*	Clean Harbors, Inc	111
586	*,e	Cogint, Inc	3

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

7,339	*	Copart, Inc	$317
4,607		Covanta Holding Corp	78
364		CRA International, Inc	16
1,839		Deluxe Corp	141
1,448		Dun & Bradstreet Corp	171
6,139	*,†,m	Dyax Corp	7
1,051		Ennis, Inc	22
1,364		Essendant, Inc	13
997		Exponent, Inc	71
381		Forrester Research, Inc	17
419	*	Franklin Covey Co	9
1,597	*	FTI Consulting, Inc	69
494	*	GP Strategies Corp	11
2,765		Healthcare Services Group	146
711		Heidrick & Struggles International, Inc	17
555	*	Heritage-Crystal Clean, Inc	12
2,222		Herman Miller, Inc	89
1,049	*	Hill International, Inc	6
1,783		HNI Corp	69
1,406	*	Hudson Technologies, Inc	9
896	*	Huron Consulting Group, Inc	36
707	*	ICF International, Inc	37
14,622	*	IHS Markit Ltd	660
1,756	*	Innerworkings, Inc	18
1,374		Insperity, Inc	79
2,401		Interface, Inc	60
5,073		KAR Auction Services, Inc	256
1,192		Kelly Services, Inc (Class A)	33
1,045		Kforce, Inc	26
1,392		Kimball International, Inc (Class B)	26
1,970		Knoll, Inc	45
1,994		Korn/Ferry International	83
1,270		LSC Communications, Inc	19
2,498		Manpower, Inc	315
1,217		Matthews International Corp (Class A)	64
919		McGrath RentCorp	43
4,469	*,†,m	Media General, Inc	0
757	*	Mistras Group, Inc	18
1,705		Mobile Mini, Inc	59
1,290		MSA Safety, Inc	100
514		Multi-Color Corp	38
1,969	*	Navigant Consulting, Inc	38
13,969		Nielsen NV	508
563	*	NL Industries, Inc	8
1,977	*	On Assignment, Inc	127
7,274		Pitney Bowes, Inc	81
1,198		Quad Graphics, Inc	27
8,770		Republic Services, Inc	593
1,107		Resources Connection, Inc	17
4,841		Robert Half International, Inc	269
3,656		Rollins, Inc	170
1,727		RPX Corp	23
2,868		RR Donnelley & Sons Co	27

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

672	*	SP Plus Corp	$25
3,128		Steelcase, Inc (Class A)	48
3,227	*	Stericycle, Inc	219
1,231	*	Team, Inc	18
2,101		Tetra Tech, Inc	101
5,950	*	TransUnion	327
1,603	*	TriNet Group, Inc	71
1,626	*	TrueBlue, Inc	45
592		Unifirst Corp	98
844		US Ecology, Inc	43
5,734	*	Verisk Analytics, Inc	550
795		Viad Corp	44
340		VSE Corp	16
1,451	*	WageWorks, Inc	90
16,930		Waste Management, Inc	1,461
279	*	Willdan Group, Inc	7

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	9,455

CONSUMER DURABLES & APPAREL - 1.4%
821	e	Acushnet Holdings Corp	17
2,238	*,e	American Outdoor Brands Corp	29
383		Bassett Furniture Industries, Inc	14
1,140	*	Beazer Homes USA, Inc	22
3,230		Brunswick Corp	178
2,804		CalAtlantic Group, Inc	158
3,598		Callaway Golf Co	50
1,735		Carter’s, Inc	204
237	*	Cavco Industries, Inc	36
707	*	Century Communities, Inc	22
727	*	Clarus Corp	6
1,106		Columbia Sportswear Co	79
2,849	*	CROCS, Inc	36
269		CSS Industries, Inc	7
447		Culp, Inc	15
1,222	*	Deckers Outdoor Corp	98
232	*	Delta Apparel, Inc	5
13,291		DR Horton, Inc	679
458		Escalade, Inc	6
958		Ethan Allen Interiors, Inc	27
273		Flexsteel Industries, Inc	13
1,713	*,e	Fossil Group, Inc	13
4,672		Garmin Ltd	278
1,666	*	G-III Apparel Group Ltd	61
4,066	*,e	GoPro, Inc	31
992	*	Green Brick Partners, Inc	11
364		Hamilton Beach Brands Holding Co	9
14,194	e	Hanesbrands, Inc	297
4,250		Hasbro, Inc	386
1,059	*	Helen of Troy Ltd	102
438		Hooker Furniture Corp	19
4,761	*	Hovnanian Enterprises, Inc (Class A)	16
845	*	Installed Building Products Inc	64
1,024	*,e	iRobot Corp	78

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

232		Johnson Outdoors, Inc	$14
3,347		KB Home	107
1,887		La-Z-Boy, Inc	59
4,915		Leggett & Platt, Inc	235
582		Lennar Corp (B Shares)	30
7,741		Lennar Corp (Class A)	490
624	*,e	LGI Homes, Inc	47
847		Libbey, Inc	6
362		Lifetime Brands, Inc	6
3,534	*	Lululemon Athletica, Inc	278
862	*	M/I Homes, Inc	30
776	*	Malibu Boats Inc	23
441		Marine Products Corp	6
12,611	e	Mattel, Inc	194
673	*	MCBC Holdings, Inc	15
1,760		MDC Holdings, Inc	56
1,156	*	Meritage Homes Corp	59
5,533	*	Michael Kors Holdings Ltd	348
2,360	*	Mohawk Industries, Inc	651
638		Movado Group, Inc	21
182		Nacco Industries, Inc (Class A)	7
1,163	*	Nautilus, Inc	15
556	*	New Home Co Inc	7
18,470		Newell Rubbermaid, Inc	571
50,706		Nike, Inc (Class B)	3,172
130	*	NVR, Inc	456
621		Oxford Industries, Inc	47
546	*	Perry Ellis International, Inc	14
2,283		Polaris Industries, Inc	283
1,561		Pool Corp	202
10,676		Pulte Homes, Inc	355
2,916		PVH Corp	400
2,197		Ralph Lauren Corp	228
1,607	*,e	Sequential Brands Group, Inc	3
4,672	*	Skechers U.S.A., Inc (Class A)	177
2,305	*	Steven Madden Ltd	108
652		Sturm Ruger & Co, Inc	36
295		Superior Uniform Group, Inc	8
10,947		Tapestry, Inc	484
2,391	*	Taylor Morrison Home Corp	58
1,812	*	Tempur Sealy International, Inc	114
5,929		Toll Brothers, Inc	285
1,426	*	TopBuild Corp	108
6,145	*	TRI Pointe Homes, Inc	110
1,753		Tupperware Corp	110
7,306	*,e	Under Armour, Inc	97
7,201	*,e	Under Armour, Inc (Class A)	104
700	*	Unifi, Inc	25
585	*	Universal Electronics, Inc	28
1,001	*	Vera Bradley, Inc	12
12,484		VF Corp	924
2,174	*	Vista Outdoor, Inc	32
252		Weyco Group, Inc	7

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,738		Whirlpool Corp	$462
889	*	William Lyon Homes, Inc	26
3,662		Wolverine World Wide, Inc	117
1,093	*	Zagg, Inc	20

		TOTAL CONSUMER DURABLES & APPAREL	14,953

CONSUMER SERVICES - 2.3%
2,413	*	Adtalem Global Education, Inc	102
675	*	American Public Education, Inc	17
9,028		ARAMARK Holdings Corp	386
416	*	Ascent Media Corp (Series A)	5
3,449	*	Belmond Ltd.	42
817		BJ’s Restaurants, Inc	30
3,148		Bloomin’ Brands, Inc	67
770		Bob Evans Farms, Inc	61
641	*	Bojangles’, Inc	8
3,239		Boyd Gaming Corp	114
877	*	Bridgepoint Education, Inc	7
1,976	*	Bright Horizons Family Solutions	186
1,545	e	Brinker International, Inc	60
616	*	Buffalo Wild Wings, Inc	96
5,015	*	Caesars Entertainment Corp	63
428		Capella Education Co	33
2,656	*	Career Education Corp	32
15,479		Carnival Corp	1,027
591		Carriage Services, Inc	15
1,345	*	Carrols Restaurant Group, Inc	16
761	*	Century Casinos, Inc	7
1,753	e	Cheesecake Factory	84
3,194	*	Chegg, Inc	52
991	*	Chipotle Mexican Grill, Inc (Class A)	286
1,319		Choice Hotels International, Inc	102
525		Churchill Downs, Inc	122
751	*	Chuy’s Holdings, Inc	21
328		Collectors Universe	9
721	e	Cracker Barrel Old Country Store, Inc	115
4,646		Darden Restaurants, Inc	446
1,638	*	Dave & Buster’s Entertainment, Inc	90
1,033	*	Del Frisco’s Restaurant Group, Inc	16
1,227	*	Del Taco Restaurants, Inc	15
2,646	*	Denny’s Corp	35
664	e	DineEquity, Inc	34
1,883		Domino’s Pizza, Inc	356
2,096		Drive Shack, Inc	12
3,356		Dunkin Brands Group, Inc	216
809	*	El Pollo Loco Holdings, Inc	8
1,789	*,e	Eldorado Resorts, Inc	59
125	*,e	Empire Resorts, Inc	3
6,386		Extended Stay America, Inc	121
1,005	*	Fiesta Restaurant Group, Inc	19
217	*	Fogo De Chao, Inc	3
412	*	Golden Entertainment, Inc	13
169		Graham Holdings Co	94

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,857	*	Grand Canyon Education, Inc	$166
8,075		H&R Block, Inc	212
768	*,e	Habit Restaurants, Inc	7
2,287	*	Hilton Grand Vacations, Inc	96
8,361		Hilton Worldwide Holdings, Inc	668
4,089	*	Houghton Mifflin Harcourt Co	38
1,309	*	Hyatt Hotels Corp	96
4,167		ILG, Inc	119
4,144		International Game Technology plc	110
972		International Speedway Corp (Class A)	39
596	*	J Alexander’s Holdings, Inc	6
1,093		Jack in the Box, Inc	107
1,321	*	K12, Inc	21
3,205	*	La Quinta Holdings, Inc	59
13,679		Las Vegas Sands Corp	951
1,409	*	Laureate Education, Inc	19
203		Liberty Tax, Inc	2
608	*	Lindblad Expeditions Holdings, Inc	6
736		Marcus Corp	20
12,101		Marriott International, Inc (Class A)	1,643
849		Marriott Vacations Worldwide Corp	115
30,709		McDonald’s Corp	5,286
19,803		MGM Resorts International	661
388	*	Monarch Casino & Resort, Inc	17
133	*	Nathan’s Famous, Inc	10
400	*	Noodles & Co	2
6,304	*	Norwegian Cruise Line Holdings Ltd	336
1,063		Papa John’s International, Inc	60
3,355	*	Penn National Gaming, Inc	105
2,110	*	Pinnacle Entertainment, Inc	69
3,264	*	Planet Fitness, Inc	113
946	*	Potbelly Corp	12
330		RCI Hospitality Holdings, Inc	9
638	*	Red Lion Hotels Corp	6
500	*	Red Robin Gourmet Burgers, Inc	28
2,623		Red Rock Resorts, Inc	89
1,367	*	Regis Corp	21
6,579		Royal Caribbean Cruises Ltd	785
1,174		Ruth’s Chris Steak House, Inc	25
1,968	*	Scientific Games Corp (Class A)	101
2,698	*,e	SeaWorld Entertainment, Inc	37
7,130		Service Corp International	266
5,213	*	ServiceMaster Global Holdings, Inc	267
841	*,e	Shake Shack, Inc	36
2,790		Six Flags Entertainment Corp	186
1,512	e	Sonic Corp	42
1,487	*	Sotheby’s (Class A)	77
581		Speedway Motorsports, Inc	11
54,165		Starbucks Corp	3,111
39	*	Steak N Shake Co	16
417		Strayer Education, Inc	37
2,599		Texas Roadhouse, Inc (Class A)	137
1,540		Vail Resorts, Inc	327

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

715	*	Weight Watchers International, Inc	$32
7,240		Wendy’s	119
1,127	e	Wingstop, Inc	44
3,991		Wyndham Worldwide Corp	462
3,016		Wynn Resorts Ltd	509
14,037		Yum China Holdings, Inc	562
13,254		Yum! Brands, Inc	1,082
805	*,e	Zoe’s Kitchen, Inc	13

		TOTAL CONSUMER SERVICES	24,313

DIVERSIFIED FINANCIALS - 4.1%
2,133		Affiliated Managers Group, Inc	438
1,028		AG Mortgage Investment Trust	20
13,893		AGNC Investment Corp	280
17,267		Ally Financial, Inc	504
28,192		American Express Co	2,800
5,676		Ameriprise Financial, Inc	962
39,873		Annaly Capital Management, Inc	474
3,633		Anworth Mortgage Asset Corp	20
3,555	e	Apollo Commercial Real Estate Finance, Inc	66
1,014		Ares Commercial Real Estate Corp	13
727	e	Arlington Asset Investment Corp (Class A)	9
1,518		ARMOUR Residential REIT, Inc	39
1,731		Artisan Partners Asset Management, Inc	68
269		Associated Capital Group, Inc	9
382		B. Riley Financial, Inc	7
38,613		Bank of New York Mellon Corp	2,080
8,951		BGC Partners, Inc (Class A)	135
4,767		BlackRock, Inc	2,449
2,523	*	Cannae Holdings, Inc	43
18,322		Capital One Financial Corp	1,824
3,681		Capstead Mortgage Corp	32
4,190		CBOE Holdings, Inc	522
45,446		Charles Schwab Corp	2,335
412		Cherry Hill Mortgage Investment Corp	7
7,165		Chimera Investment Corp	132
12,987		CME Group, Inc	1,897
853		Cohen & Steers, Inc	40
1,050	*	Cowen Group, Inc	14
436	*	Credit Acceptance Corp	141
5,937		CYS Investments, Inc	48
118		Diamond Hill Investment Group, Inc	24
14,083		Discover Financial Services	1,083
1,075	*	Donnelley Financial Solutions, Inc	21
1,860		Dynex Capital, Inc	13
10,469	*	E*TRADE Financial Corp	519
4,044		Eaton Vance Corp	228
588	*	Elevate Credit, Inc	4
248		Ellington Residential Mortgage REIT	3
978	*,e	Encore Capital Group, Inc	41
1,226	*	Enova International, Inc	19
1,565		Evercore Partners, Inc (Class A)	141
1,988	*	Ezcorp, Inc (Class A)	24

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,518		Factset Research Systems, Inc	$293
3,795		Federated Investors, Inc (Class B)	137
2,248		Financial Engines, Inc	68
1,853		FirstCash, Inc	125
12,756		Franklin Resources, Inc	553
1,532		Gain Capital Holdings, Inc	15
181		GAMCO Investors, Inc (Class A)	5
13,527		Goldman Sachs Group, Inc	3,446
1,667		Granite Point Mortgage Trust, Inc	30
416		Great Ajax Corp	6
1,775	*	Green Dot Corp	107
1,124	e	Greenhill & Co, Inc	22
544		Hamilton Lane, Inc	19
1,871		Hannon Armstrong Sustainable Infrastructure Capital, Inc	45
836		Houlihan Lokey, Inc	38
2,624		Interactive Brokers Group, Inc (Class A)	155
22,398		IntercontinentalExchange Group, Inc	1,580
601	*	INTL FCStone, Inc	26
15,288		Invesco Ltd	559
4,389		Invesco Mortgage Capital, Inc	78
1,302		Investment Technology Group, Inc	25
10,912	e	iShares Russell 3000 Index Fund	1,726
419		KKR Real Estate Finance Trust, Inc	8
2,622		Ladder Capital Corp	36
5,033		Ladenburg Thalmann Financial Services, Inc	16
4,392		Lazard Ltd (Class A)	231
3,386		Legg Mason, Inc	142
12,454	*	LendingClub Corp	51
12,677		Leucadia National Corp	336
3,491		LPL Financial Holdings, Inc	199
1,365		MarketAxess Holdings, Inc	275
418		Marlin Business Services Corp	9
15,387		MFA Mortgage Investments, Inc	122
949		Moelis & Co	46
6,291		Moody’s Corp	929
50,567		Morgan Stanley	2,653
745		Morningstar, Inc	72
3,474		MSCI, Inc (Class A)	440
1,755		MTGE Investment Corp	32
4,411		NASDAQ OMX Group, Inc	339
11,108		Navient Corp	148
763		Nelnet, Inc (Class A)	42
10,944		New Residential Investment Corp	196
4,058	e	New York Mortgage Trust, Inc	25
959	*,m	NewStar Financial, Inc	1
7,987		Northern Trust Corp	798
2,164		OM Asset Management plc	36
2,011	*	On Deck Capital, Inc	12
1,607	*	OneMain Holdings, Inc	42
448		Oppenheimer Holdings, Inc	12
1,276	e	Orchid Island Capital, Inc	12
245		Owens Realty Mortgage, Inc	4
2,603		PennyMac Mortgage Investment Trust	42

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

896		Pico Holdings, Inc	$11
553		Piper Jaffray Cos	48
727		PJT Partners, Inc	33
1,801	*,e	PRA Group, Inc	60
527		Pzena Investment Management, Inc (Class A)	6
4,885		Raymond James Financial, Inc	436
2,957		Redwood Trust, Inc	44
383	*	Regional Management Corp	10
1,443		Resource Capital Corp	14
9,884		S&P Global, Inc	1,674
808	*	Safeguard Scientifics, Inc	9
5,737		Santander Consumer USA Holdings, Inc	107
4,960		SEI Investments Co	356
298		Silvercrest Asset Management Group, Inc	5
16,893	*	SLM Corp	191
9,293		Starwood Property Trust, Inc	198
14,338		State Street Corp	1,400
2,581		Stifel Financial Corp	154
30,286		Synchrony Financial	1,169
9,028		T Rowe Price Group, Inc	947
9,635		TD Ameritrade Holding Corp	493
1,255		Tiptree Financial, Inc	7
427		TPG RE Finance Trust, Inc	8
6,757		Two Harbors Investment Corp	110
1,024	e	Virtu Financial, Inc	19
255		Virtus Investment Partners, Inc	29
6,894		Voya Financial, Inc	341
3,248		Waddell & Reed Financial, Inc (Class A)	73
1,589		Western Asset Mortgage Capital Corp	16
322		Westwood Holdings Group, Inc	21
4,611		WisdomTree Investments, Inc	58
229	*	World Acceptance Corp	18
607		ZAIS Financial Corp	9

		TOTAL DIVERSIFIED FINANCIALS	43,966

ENERGY - 5.7%
5,830	*	Abraxas Petroleum Corp	14
99		Adams Resources & Energy, Inc	4
21,668		Anadarko Petroleum Corp	1,162
5,836		Andeavor	667
9,010	*	Antero Resources Corp	171
14,634		Apache Corp	618
1,515	*	Approach Resources, Inc	4
841		Arch Coal, Inc	78
2,935		Archrock, Inc	31
985	*,e	Ardmore Shipping Corp	8
16,209		Baker Hughes a GE Co	513
661	*	Basic Energy Services, Inc	15
2,221	*	Bill Barrett Corp	11
784	*	Bonanza Creek Energy, Inc	22
1,469	e	Bristow Group, Inc	20
1,777	*	C&J Energy Services, Inc	59
17,461		Cabot Oil & Gas Corp	499

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,677	*,e	California Resources Corp	$33
7,833	*	Callon Petroleum Co	95
905	*,e	CARBO Ceramics, Inc	9
2,286	*,e	Carrizo Oil & Gas, Inc	49
4,328	*	Centennial Resource Development, Inc	86
8,023	*	Cheniere Energy, Inc	432
32,228	*,e	Chesapeake Energy Corp	128
72,259		Chevron Corp	9,046
3,567		Cimarex Energy Co	435
5,167	*	Clean Energy Fuels Corp	10
2,858	*	Cloud Peak Energy, Inc	13
8,770	*	CNX Resources Corp	128
5,653	*	Concho Resources, Inc	849
46,712		ConocoPhillips	2,564
1,096	*	CONSOL Energy, Inc	43
670	*	Contango Oil & Gas Co	3
3,475	*	Continental Resources, Inc	184
612	e	CVR Energy, Inc	23
3,058		Delek US Holdings, Inc	107
15,050	*	Denbury Resources, Inc	33
20,091		Devon Energy Corp	832
2,870		DHT Holdings, Inc	10
2,618	*,e	Diamond Offshore Drilling, Inc	49
3,701	*	Diamondback Energy, Inc	467
1,163	*	Dorian LPG Ltd	10
1,470	*	Dril-Quip, Inc	70
384	*	Earthstone Energy, Inc	4
3,296	*	Eclipse Resources Corp	8
3,813	*	Energen Corp	220
1,132	*	Energy XXI Gulf Coast, Inc	6
16,300	e	Ensco plc	96
22,101		EOG Resources, Inc	2,385
1,448	*,e	EP Energy Corp	3
8,981		EQT Corp	511
891	*	Era Group, Inc	10
668		Evolution Petroleum Corp	5
1,256	*	Exterran Corp	39
4,719	*,e	Extraction Oil & Gas, Inc	68
162,753		Exxon Mobil Corp	13,612
5,927	*,e	Fairmount Santrol Holdings, Inc	31
2,612	*	Forum Energy Technologies, Inc	41
1,937		Frank’s International NV	13
2,830	e	Frontline Ltd	13
1,757		GasLog Ltd	39
7,137	*,e	Gastar Exploration, Inc	7
1,740	*	Gener8 Maritime, Inc	12
626	*	Geospace Technologies Corp	8
3,789	e	Golar LNG Ltd	113
1,490		Green Plains Renewable Energy, Inc	25
561		Gulf Island Fabrication, Inc	8
6,208	*	Gulfport Energy Corp	79
7,211	*	Halcon Resources Corp	55
557		Hallador Energy Co	3

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

33,134		Halliburton Co	$1,619
5,378	*	Helix Energy Solutions Group, Inc	41
4,142	e	Helmerich & Payne, Inc	268
11,102		Hess Corp	527
6,919		HollyFrontier Corp	354
1,312	*	Independence Contract Drilling, Inc	5
1,110	*	International Seaways, Inc	20
30	*	Isramco, Inc	3
1,195	*	Jagged Peak Energy, Inc	19
1,187	*,e	Keane Group, Inc	23
384	*	Key Energy Services, Inc	5
73,587		Kinder Morgan, Inc	1,330
7,503	*	Kosmos Energy LLC	51
6,373	*	Laredo Petroleum Holdings, Inc	68
1,582	*,e	Lilis Energy, Inc	8
275	*	Mammoth Energy Services, Inc	5
33,383		Marathon Oil Corp	565
19,118		Marathon Petroleum Corp	1,261
3,403	*	Matador Resources Co	106
1,193	*	Matrix Service Co	21
10,793	*	McDermott International, Inc	71
377	*	Midstates Petroleum Co, Inc	6
6,404		Murphy Oil Corp	199
11,900		Nabors Industries Ltd	81
14,486		National Oilwell Varco, Inc	522
561	*	Natural Gas Services Group, Inc	15
3,582		Navios Maritime Acq Corp	4
410	*,e	NCS Multistage Holdings, Inc	6
7,829	*	Newfield Exploration Co	247
3,366	*	Newpark Resources, Inc	29
5,042	*	Noble Corp plc	23
18,837		Noble Energy, Inc	549
3,925	e	Nordic American Tanker Shipping	10
9,279	*	Oasis Petroleum, Inc	78
29,262		Occidental Petroleum Corp	2,155
3,828		Oceaneering International, Inc	81
2,073	*	Oil States International, Inc	59
14,305		Oneok, Inc	765
836	*	Overseas Shipholding Group, Inc	2
1,499	*	Pacific Ethanol, Inc	7
648		Panhandle Oil and Gas, Inc (Class A)	13
1,291	*	Par Pacific Holdings, Inc	25
5,410	*	Parker Drilling Co	5
9,019	*	Parsley Energy, Inc	266
8,122		Patterson-UTI Energy, Inc	187
4,259		PBF Energy, Inc	151
2,579	*	PDC Energy, Inc	133
1,871	*	Peabody Energy Corp	74
544	*	Penn Virginia Corp	21
620	*	PHI, Inc	7
16,729		Phillips 66	1,692
2,681	*	Pioneer Energy Services Corp	8
6,506		Pioneer Natural Resources Co	1,125

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

938	*,e	ProPetro Holding Corp	$19
9,406	*	Questar Market Resources, Inc	90
8,947		Range Resources Corp	153
1,467	*	Renewable Energy Group, Inc	17
838	*,e	Resolute Energy Corp	26
234	*	Rex American Resources Corp	19
611	*	RigNet, Inc	9
1,749	*	Ring Energy, Inc	24
4,518	*	Rowan Cos plc	71
2,256	e	RPC, Inc	58
5,131	*	RSP Permian, Inc	209
2,726	*,e	Sanchez Energy Corp	14
1,269	*	SandRidge Energy, Inc	27
52,921		Schlumberger Ltd	3,566
6,794		Scorpio Tankers, Inc	21
617	*	SEACOR Holdings, Inc	29
629	*	SEACOR Marine Holdings, Inc	7
351	*,e	Select Energy Services, Inc	6
2,570		SemGroup Corp	78
2,365		Ship Finance International Ltd	37
253	*	SilverBow Resources, Inc	8
4,345		SM Energy Co	96
801	*,e	Smart Sand, Inc	7
369	*	Solaris Oilfield Infrastructure, Inc	8
19,699	*	Southwestern Energy Co	110
7,633	*	SRC Energy, Inc	65
749	*	Stone Energy Corp	24
5,923	*	Superior Energy Services	57
7,616		Targa Resources Investments, Inc	369
2,010		Teekay Corp	19
3,273	e	Teekay Tankers Ltd (Class A)	5
2,116	*,e	Tellurian, Inc	21
3,896	*	Tetra Technologies, Inc	17
15,313	*	Transocean Ltd (NYSE)	164
5,684	*	Ultra Petroleum Corp	51
1,986	*	Unit Corp	44
5,127	*,e	Uranium Energy Corp	9
3,143		US Silica Holdings Inc	102
17,103		Valero Energy Corp	1,572
3,587	*	W&T Offshore, Inc	12
34,561	*	Weatherford International Ltd	144
3,512	*	Whiting Petroleum Corp	93
705	*,e	WildHorse Resource Development Corp	13
31,889		Williams Cos, Inc	972
2,651		World Fuel Services Corp	75
15,377	*	WPX Energy, Inc	216

		TOTAL ENERGY	60,686

FOOD & STAPLES RETAILING - 1.3%
1,108		Andersons, Inc	35
1,519		Casey’s General Stores, Inc	170
776	*	Chefs’ Warehouse Holdings, Inc	16
39,103		CVS Health Corp	2,835

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

555		Ingles Markets, Inc (Class A)	$19
34,501		Kroger Co	947
345	*,e	Natural Grocers by Vitamin C	3
2,701	*	Performance Food Group Co	89
833		Pricesmart, Inc	72
34,626	*,e	Rite Aid Corp	68
1,024	*	Smart & Final Stores, Inc	9
957		Spartan Stores, Inc	26
5,274	*	Sprouts Farmers Market, Inc	128
888	*	SUPERVALU, Inc	19
18,975		Sysco Corp	1,152
2,032	*	United Natural Foods, Inc	100
7,566	*	US Foods Holding Corp	242
292		Village Super Market (Class A)	7
33,626		Walgreens Boots Alliance, Inc	2,442
55,236		Wal-Mart Stores, Inc	5,454
313		Weis Markets, Inc	13

		TOTAL FOOD & STAPLES RETAILING	13,846

FOOD, BEVERAGE & TOBACCO - 4.4%
136		Alico, Inc	4
73,920		Altria Group, Inc	5,279
1,205	*,e	Amplify Snack Brands, Inc	14
21,050		Archer Daniels Midland Co	844
2,508	e	B&G Foods, Inc (Class A)	88
3,660	*	Blue Buffalo Pet Products, Inc	120
344	*,e	Boston Beer Co, Inc (Class A)	66
1,865		Brown-Forman Corp	125
6,593		Brown-Forman Corp (Class B)	453
5,296		Bunge Ltd	355
583	e	Calavo Growers, Inc	49
1,263	*,e	Cal-Maine Foods, Inc	56
6,999		Campbell Soup Co	337
3,333	*,e	Castle Brands, Inc	4
185		Coca-Cola Bottling Co Consolidated	40
147,181		Coca-Cola Co	6,753
15,214		ConAgra Foods, Inc	573
6,186		Constellation Brands, Inc (Class A)	1,414
16,728		Costco Wholesale Corp	3,113
418	*	Craft Brewers Alliance, Inc	8
6,364	*	Darling International, Inc	115
3,513		Dean Foods Co	41
6,820		Dr Pepper Snapple Group, Inc	662
288	*	Farmer Bros Co	9
6,808		Flowers Foods, Inc	131
1,315		Fresh Del Monte Produce, Inc	63
901	*,e	Freshpet, Inc	17
22,018		General Mills, Inc	1,305
3,970	*	Hain Celestial Group, Inc	168
5,338		Hershey Co	606
10,106		Hormel Foods Corp	368
3,112	*	Hostess Brands, Inc	46
2,632		Ingredion, Inc	368

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

585		J&J Snack Foods Corp	$89
4,288		J.M. Smucker Co	533
368		John B. Sanfilippo & Son, Inc	23
9,466		Kellogg Co	643
22,935		Kraft Heinz Co	1,783
5,453		Lamb Weston Holdings, Inc	308
621		Lancaster Colony Corp	80
1,056	*	Landec Corp	13
179	*	Lifeway Foods, Inc	1
443		Limoneira Co	10
4,446		McCormick & Co, Inc	453
476		MGP Ingredients, Inc	37
6,722		Molson Coors Brewing Co (Class B)	552
56,279		Mondelez International, Inc	2,409
15,651	*	Monster Beverage Corp	991
457		National Beverage Corp	45
54,796		PepsiCo, Inc	6,571
59,398		Philip Morris International, Inc	6,275
2,078	*	Pilgrim’s Pride Corp	65
4,626		Pinnacle Foods, Inc	275
2,539	*	Post Holdings, Inc	201
845	*	Primo Water Corp	11
787		Sanderson Farms, Inc	109
10		Seaboard Corp	44
365	*	Seneca Foods Corp	11
3,317		Snyder’s-Lance, Inc	166
317	e	Tootsie Roll Industries, Inc	12
2,158	*	TreeHouse Foods, Inc	107
183		Turning Point Brands, Inc	4
10,652		Tyson Foods, Inc (Class A)	864
917		Universal Corp	48
3,082		Vector Group Ltd	69

		TOTAL FOOD, BEVERAGE & TOBACCO	46,396

HEALTH CARE EQUIPMENT & SERVICES - 5.3%
338	*,e	AAC Holdings, Inc	3
855		Abaxis, Inc	42
64,835		Abbott Laboratories	3,700
1,581	*	Abiomed, Inc	296
3,023	*	Acadia Healthcare Co, Inc	99
3,073	*,e	Accuray, Inc	13
1,212		Aceto Corp	13
255	*	Addus HomeCare Corp	9
12,398		Aetna Inc	2,236
3,042	*	Align Technology, Inc	676
7,075	*	Allscripts Healthcare Solutions, Inc	103
495	*	Almost Family, Inc	27
1,099	*	Amedisys, Inc	58
368	*	American Renal Associates Holdings, Inc	6
6,213		AmerisourceBergen Corp	570
1,811	*	AMN Healthcare Services, Inc	89
482		Analogic Corp	40
1,310	*	Angiodynamics, Inc	22

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

566	*	Anika Therapeutics, Inc	$31
5,621	*	Antares Pharma, Inc	11
9,886		Anthem, Inc	2,224
1,539	*	athenahealth, Inc	205
1,229	*	AtriCure, Inc	22
55		Atrion Corp	35
1,009	*	AxoGen, Inc	29
19,042		Baxter International, Inc	1,231
9,920		Becton Dickinson & Co	2,124
4,529	*,e	BioScrip, Inc	13
1,148	*	BioTelemetry, Inc	34
52,317	*	Boston Scientific Corp	1,297
7,134	*	Brookdale Senior Living, Inc	69
1,418		Cantel Medical Corp	146
1,019	*	Capital Senior Living Corp	14
12,178		Cardinal Health, Inc	746
1,207	*	Cardiovascular Systems, Inc	29
2,441	*,e	Castlight Health, Inc	9
6,466	*	Centene Corp	652
11,026	*	Cerner Corp	743
4,212	*	Cerus Corp	14
611		Chemed Corp	148
9,188		Cigna Corp	1,866
504	*	Civitas Solutions, Inc	9
3,787	*,e	Community Health Systems, Inc	16
481	e	Computer Programs & Systems, Inc	14
1,529	*,e	ConforMIS, Inc	4
1,071		Conmed Corp	55
1,827		Cooper Cos, Inc	398
2,996	*,e	Corindus Vascular Robotics, Inc	3
368	*	Corvel Corp	19
1,020	*	Cotiviti Holdings, Inc	33
1,273	*	Cross Country Healthcare, Inc	16
1,250	*	CryoLife, Inc	24
593	*	Cutera, Inc	27
23,444		Danaher Corp	2,176
6,092	*	DaVita, Inc	440
8,598		Dentsply Sirona, Inc	566
3,340	*	DexCom, Inc	192
1,886	*	Diplomat Pharmacy, Inc	38
7,923	*	Edwards Lifesciences Corp	893
3,300	*	Endologix, Inc	18
1,885		Ensign Group, Inc	42
482	*	Entellus Medical, Inc	12
4,540	*	Envision Healthcare Corp	157
1,492	*,e	Evolent Health, Inc	18
408	*	Exactech, Inc	20
22,097	*	Express Scripts Holding Co	1,649
229	*	FONAR Corp	6
1,393	*,e	Genesis Health Care, Inc	1
1,865	*	GenMark Diagnostics, Inc	8
1,112	*,e	Glaukos Corp	29
2,762	*	Globus Medical, Inc	114

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,039	*	Haemonetics Corp	$118
1,812	*	Halyard Health, Inc	84
11,215	*	HCA Holdings, Inc	985
1,932	*	HealthEquity, Inc	90
3,477	*	HealthSouth Corp	172
1,071	*	HealthStream, Inc	25
6,040	*	Henry Schein, Inc	422
236	*	Heska Corp	19
2,532		Hill-Rom Holdings, Inc	213
3,262	*	HMS Holdings Corp	55
10,945	*	Hologic, Inc	468
5,525		Humana, Inc	1,371
588	*	ICU Medical, Inc	127
3,335	*	Idexx Laboratories, Inc	522
672	*	Inogen Inc	80
2,425	*,e	Inovalon Holdings, Inc	36
2,272	*	Insulet Corp	157
935	*	Integer Holding Corp	42
2,413	*	Integra LifeSciences Holdings Corp	116
4,197	*	Intuitive Surgical, Inc	1,532
1,260		Invacare Corp	21
528	*	iRhythm Technologies, Inc	30
1,571	*	K2M Group Holdings, Inc	28
3,505		Kindred Healthcare, Inc	34
3,904	*	Laboratory Corp of America Holdings	623
982	*	Lantheus Holdings, Inc	20
562		LeMaitre Vascular, Inc	18
593	*	LHC Group, Inc	36
1,442	*	LifePoint Hospitals, Inc	72
1,887	*	LivaNova plc	151
735	*	Magellan Health Services, Inc	71
1,746	*	Masimo Corp	148
8,105		McKesson Corp	1,264
2,192	*	Medidata Solutions, Inc	139
3,569	*	MEDNAX, Inc	191
52,500		Medtronic plc	4,240
1,637		Meridian Bioscience, Inc	23
1,836	*	Merit Medical Systems, Inc	79
1,721	*	Molina Healthcare, Inc	132
685	*,e	NantHealth, Inc	2
212		National Healthcare Corp	13
357		National Research Corp	13
1,257	*	Natus Medical, Inc	48
1,449	*	Neogen Corp	119
1,074	*	Nevro Corp	74
2,085	*	Novocure Ltd	42
1,937	*	NuVasive, Inc	113
2,539	*	NxStage Medical, Inc	62
343	*	Obalon Therapeutics, Inc	2
1,384	*	Omnicell, Inc	67
2,181	*	OraSure Technologies, Inc	41
679	*	Orthofix International NV	37
2,343		Owens & Minor, Inc	44

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

919	*	Oxford Immunotec Global plc	$13
3,229		Patterson Cos, Inc	117
1,140	*	Penumbra, Inc	107
275	*,e	PetIQ, Inc	6
1,594	*	Premier, Inc	47
495	*	Providence Service Corp	29
356	*,e	Pulse Biosciences, Inc	8
1,960	*	Quality Systems, Inc	27
5,188		Quest Diagnostics, Inc	511
1,084	*	Quidel Corp	47
978	*,e	Quotient Ltd	5
3,887	*	R1 RCM, Inc	17
1,510	*	RadNet, Inc	15
5,278		Resmed, Inc	447
1,891	*,e	Rockwell Medical, Inc	11
2,673	*	RTI Biologics, Inc	11
4,065	*	Select Medical Holdings Corp	72
549	*,e	Sientra, Inc	8
414		Simulations Plus, Inc	7
1,741	*	Staar Surgical Co	27
3,269		STERIS Plc	286
13,042		Stryker Corp	2,019
643	*,e	Surgery Partners, Inc	8
516	*	SurModics, Inc	14
350	*	Tabula Rasa HealthCare, Inc	10
357	*,e	Tactile Systems Technology, Inc	10
2,089	*,e	Teladoc, Inc	73
1,689		Teleflex, Inc	420
3,172	*,e	Tenet Healthcare Corp	48
1,422	*	Tivity Health, Inc	52
948	*	Triple-S Management Corp (Class B)	24
36,643		UnitedHealth Group, Inc	8,078
3,263		Universal Health Services, Inc (Class B)	370
468		US Physical Therapy, Inc	34
149		Utah Medical Products, Inc	12
1,492	*	Varex Imaging Corp	60
3,475	*	Varian Medical Systems, Inc	386
4,180	*	Veeva Systems, Inc	231
1,068	*,e	ViewRay, Inc	10
612	*,e	Viveve Medical, Inc	3
1,082	*	Vocera Communications, Inc	33
1,739	*	WellCare Health Plans, Inc	350
2,710		West Pharmaceutical Services, Inc	267
4,098	*	Wright Medical Group NV	91
7,741		Zimmer Holdings, Inc	934

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	56,677

HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
400	*	Central Garden & Pet Co	16
1,366	*	Central Garden and Pet Co (Class A)	51
9,498		Church & Dwight Co, Inc	477
4,937		Clorox Co	734
32,882		Colgate-Palmolive Co	2,481

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

17,354		Coty, Inc	$345
2,241	*	Edgewell Personal Care Co	133
812	*,e	elf Beauty, Inc	18
2,362		Energizer Holdings, Inc	113
8,343		Estee Lauder Cos (Class A)	1,062
2,687	*,e	Herbalife Ltd	182
4,642	*	HRG Group, Inc	79
735		Inter Parfums, Inc	32
13,570		Kimberly-Clark Corp	1,637
385		Medifast, Inc	27
325		Natural Health Trends Corp	5
537		Nature’s Sunshine Products, Inc	6
2,014		Nu Skin Enterprises, Inc (Class A)	137
255		Oil-Dri Corp of America	11
289	e	Orchids Paper Products Co	4
98,271		Procter & Gamble Co	9,029
480	*,e	Revlon, Inc (Class A)	10
959		Spectrum Brands, Inc	108
426	*	USANA Health Sciences, Inc	32
538		WD-40 Co	63

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	16,792

INSURANCE - 4.2%
14,838		Aflac, Inc	1,302
576	*	Alleghany Corp	343
13,924		Allstate Corp	1,458
1,747	*	AMBAC Financial Group, Inc	28
3,330		American Equity Investment Life Holding Co	102
2,671		American Financial Group, Inc	290
34,461		American International Group, Inc	2,053
284		American National Insurance Co	36
751		Amerisafe, Inc	46
3,256	e	Amtrust Financial Services, Inc	33
9,586		Aon plc	1,285
4,498	*	Arch Capital Group Ltd	408
1,126		Argo Group International Holdings Ltd	69
6,620		Arthur J. Gallagher & Co	419
2,327		Aspen Insurance Holdings Ltd	94
2,139		Assurant, Inc	216
4,689		Assured Guaranty Ltd	159
3,853	*	Athene Holding Ltd	199
493	*	Atlas Financial Holdings, Inc	10
3,256		Axis Capital Holdings Ltd	164
422		Baldwin & Lyons, Inc (Class B)	10
73,802	*	Berkshire Hathaway, Inc (Class B)	14,629
265		Blue Capital Reinsurance Holdings Ltd	3
2,994	*	Brighthouse Financial, Inc	176
4,533		Brown & Brown, Inc	233
17,830		Chubb Ltd	2,606
5,815		Cincinnati Financial Corp	436
2,162	*,e	Citizens, Inc (Class A)	16
758		CNA Financial Corp	40
6,647		Conseco, Inc	164

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

723		Crawford & Co (Class B)	$7
406		Donegal Group, Inc (Class A)	7
746	*	eHealth, Inc	13
252		EMC Insurance Group, Inc	7
1,239		Employers Holdings, Inc	55
437	*	Enstar Group Ltd	88
983		Erie Indemnity Co (Class A)	120
1,587		Everest Re Group Ltd	351
371		FBL Financial Group, Inc (Class A)	26
485		Federated National Holding Co	8
4,199		First American Financial Corp	235
10,157		FNF Group	399
19,503	*	Genworth Financial, Inc (Class A)	61
328	*	Global Indemnity Ltd	14
621	*	Greenlight Capital Re Ltd (Class A)	12
368	*	Hallmark Financial Services	4
1,661		Hanover Insurance Group, Inc	180
13,765		Hartford Financial Services Group, Inc	775
290		HCI Group, Inc	9
443	*	Health Insurance Innovations, Inc	11
1,074		Heritage Insurance Holdings, Inc	19
1,591		Horace Mann Educators Corp	70
345		Independence Holding Co	9
439		Infinity Property & Casualty Corp	47
62		Investors Title Co	12
646		James River Group Holdings Ltd	26
1,469		Kemper Corp	101
379		Kingstone Cos, Inc	7
566		Kinsale Capital Group, Inc	25
8,318		Lincoln National Corp	639
10,573		Loews Corp	529
2,565		Maiden Holdings Ltd	17
519	*	Markel Corp	591
19,576		Marsh & McLennan Cos, Inc	1,593
4,904	*,e	MBIA, Inc	36
1,072		Mercury General Corp	57
34,604		Metlife, Inc	1,750
1,991		National General Holdings Corp	39
92		National Western Life Group, Inc	30
808		Navigators Group, Inc	39
394	*	NI Holdings, Inc	7
9,269		Old Republic International Corp	198
1,776		Primerica, Inc	180
10,218		Principal Financial Group	721
1,956		ProAssurance Corp	112
22,143		Progressive Corp	1,247
16,395		Prudential Financial, Inc	1,885
2,511		Reinsurance Group of America, Inc (Class A)	392
1,586		RenaissanceRe Holdings Ltd	199
1,544		RLI Corp	94
591		Safety Insurance Group, Inc	48
2,223		Selective Insurance Group, Inc	131
630		State Auto Financial Corp	18

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

815		Stewart Information Services Corp	$34
2,745	*	Third Point Reinsurance Ltd	40
4,319		Torchmark Corp	392
10,520		Travelers Cos, Inc	1,427
855	*	Trupanion, Inc	25
844		United Fire & Casualty Co	38
739		United Insurance Holdings Corp	13
1,340		Universal Insurance Holdings, Inc	37
8,647		UnumProvident Corp	475
3,022		Validus Holdings Ltd	142
3,567		W.R. Berkley Corp	256
155		White Mountains Insurance Group Ltd	132
4,835		Willis Towers Watson plc	729
9,976		XL Group Ltd	351

		TOTAL INSURANCE	44,368

MATERIALS - 3.4%
1,126		A. Schulman, Inc	42
788	e	Advanced Emissions Solutions, Inc	8
1,237	*	AdvanSix, Inc	52
801	*	AgroFresh Solutions, Inc	6
8,156		Air Products & Chemicals, Inc	1,338
12,220	*	AK Steel Holding Corp	69
4,207		Albemarle Corp	538
7,210	*	Alcoa Corp	388
4,202	*	Allegheny Technologies, Inc	101
1,143		American Vanguard Corp	22
340		Ampco-Pittsburgh Corp	4
2,415		Aptargroup, Inc	208
716		Ardagh Group S.A.	15
2,222		Ashland Global Holdings, Inc	158
3,291		Avery Dennison Corp	378
8,232	*	Axalta Coating Systems Ltd	266
1,227		Balchem Corp	99
13,140		Ball Corp	497
3,500		Bemis Co, Inc	167
4,805	*	Berry Plastics Group, Inc	282
1,581		Boise Cascade Co	63
2,347		Cabot Corp	145
1,971		Calgon Carbon Corp	42
1,812		Carpenter Technology Corp	92
5,270		Celanese Corp (Series A)	564
1,952	*	Century Aluminum Co	38
9,130		CF Industries Holdings, Inc	388
284		Chase Corp	34
6,892		Chemours Co	345
623	*	Clearwater Paper Corp	28
9,437	*	Cleveland-Cliffs, Inc	68
1,314	*	Codexis, Inc	11
9,978	*	Coeur Mining, Inc	75
4,501		Commercial Metals Co	96
1,309	e	Compass Minerals International, Inc	95
261		Core Molding Technologies, Inc	6

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,958	*	Crown Holdings, Inc	$279
439		Deltic Timber Corp	40
2,440		Domtar Corp	121
89,525		DowDuPont, Inc	6,376
1,847		Eagle Materials, Inc	209
5,514		Eastman Chemical Co	511
9,760		Ecolab, Inc	1,310
3,191	*	Ferro Corp	75
2,943	*,m	Ferroglobe plc	0
2,151	*	Flotek Industries, Inc	10
5,066		FMC Corp	480
51,818	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	982
954		FutureFuel Corp	13
2,797	*	GCP Applied Technologies, Inc	89
2,189		Gold Resource Corp	10
12,219		Graphic Packaging Holding Co	189
203		Greif, Inc	14
985		Greif, Inc (Class A)	60
1,961		H.B. Fuller Co	106
377		Hawkins, Inc	13
501		Haynes International, Inc	16
14,849		Hecla Mining Co	59
7,865		Huntsman Corp	262
1,659	*	Ingevity Corp	117
803		Innophos Holdings, Inc	38
974		Innospec, Inc	69
2,996		International Flavors & Fragrances, Inc	457
15,786		International Paper Co	915
3,628	*	Intrepid Potash, Inc	17
656		Kaiser Aluminum Corp	70
3,390		Kapstone Paper and Packaging Corp	77
6,735	*	Klondex Mines Ltd	18
329		KMG Chemicals, Inc	22
850	*	Koppers Holdings, Inc	43
1,207	*	Kraton Polymers LLC	58
893		Kronos Worldwide, Inc	23
5,593	*	Louisiana-Pacific Corp	147
901	*,e	LSB Industries, Inc	8
12,366		LyondellBasell Industries AF S.C.A	1,364
2,472		Martin Marietta Materials, Inc	546
774		Materion Corp	38
1,370		Minerals Technologies, Inc	94
16,781		Monsanto Co	1,960
13,749		Mosaic Co	353
871		Myers Industries, Inc	17
642		Neenah Paper, Inc	58
278		NewMarket Corp	111
20,144		Newmont Mining Corp	756
12,228		Nucor Corp	777
6,399		Olin Corp	228
395		Olympic Steel, Inc	9
1,779	*	Omnova Solutions, Inc	18
5,702	*	Owens-Illinois, Inc	126

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,656		Packaging Corp of America	$441
1,827		PH Glatfelter Co	39
8,571	*	Platform Specialty Products Corp	85
3,172		PolyOne Corp	138
9,767		PPG Industries, Inc	1,141
890	*	PQ Group Holdings, Inc	15
10,878		Praxair, Inc	1,683
510		Quaker Chemical Corp	77
1,744		Rayonier Advanced Materials, Inc	36
2,559		Reliance Steel & Aluminum Co	220
2,780		Royal Gold, Inc	228
4,842		RPM International, Inc	254
592	*	Ryerson Holding Corp	6
1,051		Schnitzer Steel Industries, Inc (Class A)	35
1,182		Schweitzer-Mauduit International, Inc	54
1,569		Scotts Miracle-Gro Co (Class A)	168
7,340		Sealed Air Corp	362
1,713		Sensient Technologies Corp	125
3,117		Sherwin-Williams Co	1,278
2,434		Silgan Holdings, Inc	72
3,576		Sonoco Products Co	190
3,201		Southern Copper Corp (NY)	152
9,128		Steel Dynamics, Inc	394
775		Stepan Co	61
4,288	*	Summit Materials, Inc	135
2,524	*	SunCoke Energy, Inc	30
11,807		Tahoe Resources, Inc	57
1,535	*	TimkenSteel Corp	23
970	*	Trecora Resources	13
1,164		Tredegar Corp	22
1,701		Trinseo S.A.	124
2,505		Tronox Ltd	51
226	*	UFP Technologies, Inc	6
66		United States Lime & Minerals, Inc	5
6,801		United States Steel Corp	239
577	*,e	US Concrete, Inc	48
882		Valhi, Inc	5
7,329		Valvoline, Inc	184
1,233	*	Verso Corp	22
5,018		Vulcan Materials Co	644
565		Warrior Met Coal, Inc	14
1,396		Westlake Chemical Corp	149
9,466		WestRock Co	598
1,742		Worthington Industries, Inc	77
2,489		WR Grace and Co	175

		TOTAL MATERIALS	36,361

MEDIA - 2.6%
2,111	e	AMC Entertainment Holdings, Inc	32
2,104	*	AMC Networks, Inc	114
184		Cable One, Inc	129
13,006		CBS Corp (Class B)	767

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,461	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	$16
7,076	*	Charter Communications, Inc	2,377
4,142		Cinemark Holdings, Inc	144
1,723		Clear Channel Outdoor Holdings, Inc (Class A)	8
178,323		Comcast Corp (Class A)	7,142
46	*,e	Daily Journal Corp	11
5,957	*,e	Discovery Communications, Inc (Class A)	133
8,196	*	Discovery Communications, Inc (Class C)	173
8,615	*	DISH Network Corp (Class A)	411
568		Emerald Expositions Events, Inc	12
1,655		Entercom Communications Corp (Class A)	18
2,637		Entravision Communications Corp (Class A)	19
798	*,e	Eros International plc	8
2,274	*	EW Scripps Co (Class A)	36
4,415		Gannett Co, Inc	51
2,680	*	Gray Television, Inc	45
408	*	Hemisphere Media Group, Inc	5
2,264	*	Imax Corp	52
14,811		Interpublic Group of Cos, Inc	299
1,677		John Wiley & Sons, Inc (Class A)	110
428	*	Liberty Braves Group (Class A)	9
1,434	*	Liberty Braves Group (Class C)	32
977	*	Liberty Broadband Corp (Class A)	83
4,040	*	Liberty Broadband Corp (Class C)	344
998	*	Liberty Media Group (Class A)	33
6,647	*	Liberty Media Group (Class C)	227
3,486	*	Liberty SiriusXM Group (Class A)	138
6,998	*	Liberty SiriusXM Group (Class C)	278
2,000	*	Lions Gate Entertainment Corp (Class A)	68
3,835	*	Lions Gate Entertainment Corp (Class B)	122
5,305	*	Live Nation, Inc	226
190	*	Loral Space & Communications, Inc	8
729	*	Madison Square Garden Co	154
2,109	*	MDC Partners, Inc	21
1,545		Meredith Corp	102
2,361	*	MSG Networks, Inc	48
2,714		National CineMedia, Inc	19
1,956		New Media Investment Group, Inc	33
4,795		New York Times Co (Class A)	89
13,730		News Corp	223
4,708		News Corp (Class B)	78
1,776		Nexstar Broadcasting Group, Inc (Class A)	139
8,859		Omnicom Group, Inc	645
787	*	Reading International, Inc	13
4,416		Regal Entertainment Group (Class A)	102
243	*,m	Rovi Guides, Inc	1
175		Saga Communications, Inc	7
415		Salem Communications	2
1,096		Scholastic Corp	44
3,149		Scripps Networks Interactive (Class A)	269
2,721	e	Sinclair Broadcast Group, Inc (Class A)	103
54,913	e	Sirius XM Holdings, Inc	294
8,405		TEGNA, Inc	118
29,589		Time Warner, Inc	2,706

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,869		Time, Inc	$71
322	*	Townsquare Media, Inc	2
2,837		Tribune Co	120
780	*	tronc, Inc	14
39,819		Twenty-First Century Fox, Inc	1,375
16,626		Twenty-First Century Fox, Inc (Class B)	567
411		Viacom, Inc	14
13,170		Viacom, Inc (Class B)	406
59,373		Walt Disney Co	6,383
806	*	WideOpenWest, Inc	9
1,509		World Wrestling Entertainment, Inc (Class A)	46

		TOTAL MEDIA	27,897

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.9%
61,168		AbbVie, Inc	5,916
1,001	*,e	Abeona Therapeutics, Inc	16
3,739	*	Acadia Pharmaceuticals, Inc	113
987	*,e	Accelerate Diagnostics, Inc	26
1,231	*	Acceleron Pharma, Inc	52
1,147	*,e	Achaogen, Inc	12
4,855	*	Achillion Pharmaceuticals, Inc	14
797	*	Aclaris Therapeutics, Inc	20
1,689	*	Acorda Therapeutics, Inc	36
711	*,e	Adamas Pharmaceuticals, Inc	24
1,602	*,e	Aduro Biotech, Inc	12
1,291	*,e	Advaxis, Inc	4
1,175	*	Aerie Pharmaceuticals, Inc	70
2,830	*,e	Agenus, Inc	9
12,411		Agilent Technologies, Inc	831
1,631	*	Agios Pharmaceuticals, Inc	93
1,385	*	Aimmune Therapeutics, Inc	52
574	*,e	Akcea Therapeutics, Inc	10
1,440	*	Akebia Therapeutics, Inc	21
3,444	*	Akorn, Inc	111
3,639	*	Alder Biopharmaceuticals, Inc	42
8,409	*	Alexion Pharmaceuticals, Inc	1,006
5,962	*	Alkermes plc	326
12,858		Allergan plc	2,103
3,288	*	Alnylam Pharmaceuticals, Inc	418
1,423	*	AMAG Pharmaceuticals, Inc	19
28,316		Amgen, Inc	4,924
5,590	*	Amicus Therapeutics, Inc	80
1,331	*	Amphastar Pharmaceuticals, Inc	26
679	*	AnaptysBio, Inc	68
1,289	*,e	Anavex Life Sciences Corp	4
292	*	ANI Pharmaceuticals, Inc	19
1,565	*	Aratana Therapeutics, Inc	8
894	*	Ardelyx, Inc	6
1,252	*	Arena Pharmaceuticals, Inc	43
6,749	*	Array Biopharma, Inc	86
541	*	Assembly Biosciences, Inc	25
1,080	*,e	Asterias Biotherapeutics, Inc	2
969	*,e	Atara Biotherapeutics, Inc	18

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,944	*,e	Athersys, Inc	$5
576	*	Audentes Therapeutics, Inc	18
1,147	*	Avexis, Inc	127
1,155	*	Axovant Sciences Ltd	6
873	*,e	Bellicum Pharmaceuticals, Inc	7
3,132	*	BioCryst Pharmaceuticals, Inc	15
8,204	*	Biogen Idec, Inc	2,614
387	*	Biohaven Pharmaceutical Holding Co Ltd	10
6,819	*	BioMarin Pharmaceutical, Inc	608
826	*	Bio-Rad Laboratories, Inc (Class A)	197
213	*	Biospecifics Technologies Corp	9
1,318		Bio-Techne Corp	171
2,650	*	BioTime, Inc	6
4,244	*	Bioverativ, Inc	229
1,782	*	Bluebird Bio, Inc	317
1,516	*	Blueprint Medicines Corp	114
63,071		Bristol-Myers Squibb Co	3,865
4,110		Bruker BioSciences Corp	141
1,175	*	Calithera Biosciences, Inc	10
311	*,e	Calyxt, Inc	7
1,265	*	Cambrex Corp	61
1,052	*,e	Cara Therapeutics Inc	13
1,416	*	Cascadian Therapeutics, Inc	5
4,893	*	Catalent, Inc	201
2,735	*	Catalyst Pharmaceuticals, Inc	11
29,682	*	Celgene Corp	3,098
4,172	*	Celldex Therapeutics, Inc	12
1,846	*	Charles River Laboratories International, Inc	202
1,103	*	ChemoCentryx, Inc	7
1,747	*	Chimerix, Inc	8
788	*	Clearside Biomedical, Inc	6
1,527	*	Clovis Oncology, Inc	104
1,501	*	Coherus Biosciences, Inc	13
877	*,e	Collegium Pharmaceutical, Inc	16
642	*	Concert Pharmaceuticals Inc	17
1,005	*,e	Contatus Pharmaceuticals, Inc	5
1,738	*	Corbus Pharmaceuticals Holdings, Inc	12
3,522	*,e	Corcept Therapeutics, Inc	64
820	*	Corium International, Inc	8
349	*,e	Corvus Pharmaceuticals, Inc	4
4,829	*	Curis, Inc	3
1,624	*	Cytokinetics, Inc	13
1,148	*	CytomX Therapeutics, Inc	24
2,241	*	Depomed, Inc	18
1,468	*	Dermira, Inc	41
195	*,e	Dova Pharmaceuticals, Inc	6
4,800	*	Durect Corp	4
1,590	*,e	Dynavax Technologies Corp	30
323	*,e	Eagle Pharmaceuticals, Inc	17
681	*,e	Edge Therapeutics, Inc	6
1,310	*,e	Editas Medicine, Inc	40
37,460		Eli Lilly & Co	3,164
1,340	*	Emergent Biosolutions, Inc	62

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

648	*	Enanta Pharmaceuticals, Inc	$38
8,687	*	Endo International plc	67
1,556	*	Enzo Biochem, Inc	13
1,664	*	Epizyme, Inc	21
554	*	Esperion Thereapeutics, Inc	36
4,274	*	Exact Sciences Corp	225
11,271	*	Exelixis, Inc	343
1,546	*	Fate Therapeutics, Inc	9
2,295	*	FibroGen, Inc	109
979	*	Five Prime Therapeutics, Inc	21
1,094	*,e	Flexion Therapeutics Inc	27
6,976	*	Fluidigm Corp	41
1,392	*,e	Fortress Biotech, Inc	6
507	*,e	Foundation Medicine, Inc	35
301	*	G1 Therapeutics, Inc	6
1,113	*	Genocea Biosciences Inc	1
810	*	Genomic Health, Inc	28
6,445	*,e	Geron Corp	12
49,906		Gilead Sciences, Inc	3,575
1,425	*	Global Blood Therapeutics, Inc	56
4,274	*	Halozyme Therapeutics, Inc	87
1,743	*	Heron Therapeutics, Inc	32
6,384	*	Horizon Pharma plc	93
2,542	*	Idera Pharmaceuticals, Inc	5
1,927	*	Ignyta, Inc	51
5,623	*	Illumina, Inc	1,229
484	*	Immune Design Corp	2
3,349	*	Immunogen, Inc	21
3,945	*,e	Immunomedics, Inc	64
2,888	*	Impax Laboratories, Inc	48
2,126	*	INC Research Holdings, Inc	93
6,468	*	Incyte Corp	613
2,960	*	Innoviva, Inc	42
2,690	*	Inovio Pharmaceuticals, Inc	11
2,469	*	Insmed, Inc	77
998	*,e	Insys Therapeutics, Inc	10
561	*,e	Intellia Therapeutics, Inc	11
696	*,e	Intercept Pharmaceuticals, Inc	41
1,040	*	Intersect ENT, Inc	34
1,415	*	Intra-Cellular Therapies, Inc	21
2,121	*,e	Intrexon Corp	24
1,468	*,e	Invitae Corp	13
4,834	*	Ionis Pharmaceuticals, Inc	243
1,951	*	Iovance Biotherapeutics, Inc	16
6,081	*	IQVIA Holdings, Inc	595
5,284	*	Ironwood Pharmaceuticals, Inc	79
103,531		Johnson & Johnson	14,465
241	*,e	Jounce Therapeutics, Inc	3
2,855	*	Juno Therapeutics, Inc	131
312	*,e	Kala Pharmaceuticals, Inc	6
1,273	*	Karyopharm Therapeutics, Inc	12
3,304	*,e	Keryx Biopharmaceuticals, Inc	15
841	*	Kindred Biosciences Inc	8

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,088	*	Kura Oncology, Inc	$47
669	*,e	La Jolla Pharmaceutical Co	22
1,137	*,e	Lannett Co, Inc	26
1,763	*,e	Lexicon Pharmaceuticals, Inc	17
773	*,e	Ligand Pharmaceuticals, Inc (Class B)	106
777	*	Loxo Oncology, Inc	65
1,582		Luminex Corp	31
1,309	*	MacroGenics, Inc	25
153	*	Madrigal Pharmaceuticals, Inc	14
3,881	*	Mallinckrodt plc	88
2,134	*,e	Matinas BioPharma Holdings, Inc	2
2,689	*,e	Medicines Co	74
1,230	*	MediciNova, Inc	8
289	*	Medpace Holdings, Inc	11
343	*	Melinta Therapeutics, Inc	5
460	e	Merrimack Pharmaceuticals, Inc	5
996	*	Mettler-Toledo International, Inc	617
4,015	*,e	MiMedx Group, Inc	51
684	*	Minerva Neurosciences, Inc	4
520	*	Miragen Therapeutics, Inc	5
2,874	*	Momenta Pharmaceuticals, Inc	40
20,335	*	Mylan NV	860
480	*	MyoKardia, Inc	20
2,502	*	Myriad Genetics, Inc	86
689	*	NanoString Technologies, Inc	5
1,198	*,e	NantKwest, Inc	5
1,110	*	Natera, Inc	10
5,771	*	Nektar Therapeutics	345
2,201	*,e	NeoGenomics, Inc	20
564	*	Neos Therapeutics, Inc	6
3,420	*	Neurocrine Biosciences, Inc	265
866	*,e	NewLink Genetics Corp	7
11,296	*,e	Novavax, Inc	14
591	*	Novelion Therapeutics, Inc	2
1,041	*,e	Nymox Pharmaceutical Corp	3
894	*	Ocular Therapeutix, Inc	4
1,629	*,e	Omeros Corp	32
13,300	*,e	Opko Health, Inc	65
2,776	*,e	Organovo Holdings, Inc	4
1,016	*	Otonomy, Inc	6
3,094	*	Pacific Biosciences of California, Inc	8
1,521	*	Pacira Pharmaceuticals, Inc	69
934	*	Paratek Pharmaceuticals, Inc	17
1,731	*	PDL BioPharma, Inc	5
4,283		PerkinElmer, Inc	313
4,834		Perrigo Co plc	421
226,216		Pfizer, Inc	8,194
720		Phibro Animal Health Corp	24
1,321	*	Pieris Pharmaceuticals, Inc	10
1,961	*	Portola Pharmaceuticals, Inc	95
1,513	*	PRA Health Sciences, Inc	138
2,080	*	Prestige Brands Holdings, Inc	92
2,427	*	Progenics Pharmaceuticals, Inc	14

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

282	*	Protagonist Therapeutics, Inc	$6
1,437	*,e	Prothena Corp plc	54
2,829	*	PTC Therapeutics, Inc	47
1,119	*	Puma Biotechnology, Inc	111
8,962	*	QIAGEN NV	277
442	*	Ra Pharmaceuticals, Inc	4
1,455	*,e	Radius Health, Inc	46
341	*,e	Reata Pharmaceuticals, Inc	10
456	*	Recro Pharma, Inc	4
3,041	*	Regeneron Pharmaceuticals, Inc	1,143
1,062	*	REGENXBIO, Inc	35
1,344	*	Repligen Corp	49
1,469	*	Retrophin, Inc	31
879	*	Revance Therapeutics, Inc	31
4,657	*	Rigel Pharmaceuticals, Inc	18
1,343	*	Sage Therapeutics, Inc	221
2,773	*	Sangamo Biosciences, Inc	45
2,659	*	Sarepta Therapeutics, Inc	148
104,960	*	Schering-Plough Corp	5,906
3,768	*	Seattle Genetics, Inc	202
474	*	Selecta Biosciences, Inc	5
745	*,e	Seres Therapeutics, Inc	8
897	*	Spark Therapeutics, Inc	46
2,652	*	Spectrum Pharmaceuticals, Inc	50
834	*	Stemline Therapeutics, Inc	13
807	*,e	Strongbridge Biopharma plc	6
1,048	*,e	Sucampo Pharmaceuticals, Inc (Class A)	19
1,839	*	Supernus Pharmaceuticals, Inc	73
359	*	Syndax Pharmaceuticals, Inc	3
8,840	*,e	Synergy Pharmaceuticals, Inc	20
496	*,e	Syros Pharmaceuticals, Inc	5
1,333	*,e	Teligent, Inc	5
1,448	*,e	TESARO, Inc	120
1,526	*	Tetraphase Pharmaceuticals, Inc	10
1,870	*,e	TG Therapeutics, Inc	15
5,906	*,e	TherapeuticsMD, Inc	36
1,625	*,e	Theravance Biopharma, Inc	45
15,254		Thermo Fisher Scientific, Inc	2,896
332	*,e	Tocagen, Inc	3
1,790	*	Trevena, Inc	3
1,517	*	Ultragenyx Pharmaceutical, Inc	70
1,741	*	United Therapeutics Corp	258
1,691	*	Vanda Pharmaceuticals, Inc	26
907	*	VBI Vaccines, Inc	4
594	*	Veracyte, Inc	4
1,272	*	Versartis, Inc	3
9,632	*	Vertex Pharmaceuticals, Inc	1,443
484	*,e	Voyager Therapeutics, Inc	8
2,907	*	Waters Corp	562
475	*,e	WaVe Life Sciences Pte Ltd	17
663	*,e	XBiotech, Inc	3
1,460	*	Xencor Inc	32
4,815	*,e	ZIOPHARM Oncology, Inc	20

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

18,994		Zoetis, Inc	$1,368
1,773	*	Zogenix, Inc	71
430	*,e	Zynerba Pharmaceuticals, Inc	5

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	83,385

REAL ESTATE - 3.8%
3,250		Acadia Realty Trust	89
943		Agree Realty Corp	49
1,789		Alexander & Baldwin, Inc	50
51		Alexander’s, Inc	20
3,523		Alexandria Real Estate Equities, Inc	460
466	*,e	Altisource Portfolio Solutions S.A.	13
1,944		Altisource Residential Corp	23
1,599		American Assets Trust,Inc	61
5,246		American Campus Communities, Inc	215
8,855		American Homes 4 Rent	193
16,184		American Tower Corp	2,309
5,818		Apartment Investment & Management Co (Class A)	254
7,310		Apple Hospitality REIT, Inc	143
1,658		Armada Hoffler Properties, Inc	26
1,249		Ashford Hospitality Prime, Inc	12
3,090		Ashford Hospitality Trust, Inc	21
454	*	AV Homes, Inc	8
5,236		AvalonBay Communities, Inc	934
769		Bluerock Residential Growth REIT, Inc	8
5,901		Boston Properties, Inc	767
6,772		Brandywine Realty Trust	123
11,939		Brixmor Property Group, Inc	223
3,382		Camden Property Trust	311
2,763		CareTrust REIT, Inc	46
1,667		CatchMark Timber Trust Inc	22
6,537	e	CBL & Associates Properties, Inc	37
11,079	*	CBRE Group, Inc	480
3,595		Cedar Realty Trust, Inc	22
1,449		Chatham Lodging Trust	33
2,308		Chesapeake Lodging Trust	63
1,087		City Office REIT, Inc	14
544		Clipper Realty, Inc	5
20,026		Colony NorthStar, Inc	228
4,776		Columbia Property Trust, Inc	110
498		Community Healthcare Trust, Inc	14
159		Consolidated-Tomoka Land Co	10
4,609		CoreCivic, Inc	104
419		CorEnergy Infrastructure Trust, Inc	16
1,335		Coresite Realty	152
3,896		Corporate Office Properties Trust	114
16,091		Cousins Properties, Inc	149
15,371		Crown Castle International Corp	1,706
6,597		CubeSmart	191
3,383		CyrusOne, Inc	201
3,638		DCT Industrial Trust, Inc	214
12,102		DDR Corp	108
7,801		DiamondRock Hospitality Co	88

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

7,917		Digital Realty Trust, Inc	$902
5,662		Douglas Emmett, Inc	232
13,997		Duke Realty Corp	381
1,340		Easterly Government Properties, Inc	29
1,286		EastGroup Properties, Inc	114
2,840		Education Realty Trust, Inc	99
5,016		Empire State Realty Trust, Inc	103
2,455		Entertainment Properties Trust	161
2,969		Equinix, Inc	1,346
4,669	*	Equity Commonwealth	142
3,181		Equity Lifestyle Properties, Inc	283
13,534		Equity Residential	863
2,501		Essex Property Trust, Inc	604
4,570		Extra Space Storage, Inc	400
967	e	Farmland Partners, Inc	8
2,807		Federal Realty Investment Trust	373
4,527		First Industrial Realty Trust, Inc	142
8,966		Forest City Realty Trust, Inc	216
400	*,e	Forestar Group, Inc	9
2,420		Four Corners Property Trust, Inc	62
4,124		Franklin Street Properties Corp	44
309	*	FRP Holdings, Inc	14
7,699		Gaming and Leisure Properties, Inc	285
4,728		Geo Group, Inc	112
1,064		Getty Realty Corp	29
23,995		GGP, Inc	561
881		Gladstone Commercial Corp	19
547	e	Global Medical REIT, Inc	4
2,475		Global Net Lease, Inc	51
2,836		Government Properties Income Trust	53
5,894		Gramercy Property Trust	157
18,421		HCP, Inc	480
4,494		Healthcare Realty Trust, Inc	144
7,668		Healthcare Trust of America, Inc	230
1,493		Hersha Hospitality Trust	26
1,412		HFF, Inc (Class A)	69
3,908		Highwoods Properties, Inc	199
6,332		Hospitality Properties Trust	189
27,696		Host Marriott Corp	550
1,318	*	Howard Hughes Corp	173
6,080		Hudson Pacific Properties	208
2,619		Independence Realty Trust, Inc	26
4,600		Investors Real Estate Trust	26
9,695		Invitation Homes, Inc	229
10,280		Iron Mountain, Inc	388
2,674	*	iStar Financial, Inc	30
3,369		JBG SMITH Properties	117
322		Jernigan Capital, Inc	6
1,760		Jones Lang LaSalle, Inc	262
5,205		Kennedy-Wilson Holdings, Inc	90
3,767		Kilroy Realty Corp	281
16,000		Kimco Realty Corp	290
3,243		Kite Realty Group Trust	64

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,232		Lamar Advertising Co	$240
4,394		LaSalle Hotel Properties	123
8,402		Lexington Realty Trust	81
5,755		Liberty Property Trust	248
1,802		Life Storage, Inc	161
1,530		LTC Properties, Inc	67
5,384		Macerich Co	354
3,534		Mack-Cali Realty Corp	76
569	*	Marcus & Millichap, Inc	19
231	*	Maui Land & Pineapple Co, Inc	4
996		MedEquities Realty Trust, Inc	11
12,964		Medical Properties Trust, Inc	179
4,427		Mid-America Apartment Communities, Inc	445
2,597		Monmouth Real Estate Investment Corp (Class A)	46
1,356		National Health Investors, Inc	102
5,838		National Retail Properties, Inc	252
1,700		National Storage Affiliates Trust	46
3,164		New Senior Investment Group, Inc	24
662		NexPoint Residential Trust, Inc	18
2,094		NorthStar Realty Europe Corp	28
7,596	e	Omega Healthcare Investors, Inc	209
567		One Liberty Properties, Inc	15
5,413		Outfront Media, Inc	126
7,621		Paramount Group, Inc	121
4,447		Park Hotels & Resorts, Inc	128
2,664	e	Pebblebrook Hotel Trust	99
2,702	e	Pennsylvania REIT	32
5,940		Physicians Realty Trust	107
5,677		Piedmont Office Realty Trust, Inc	111
1,554		Potlatch Corp	78
2,737		Preferred Apartment Communities, Inc	55
20,137		Prologis, Inc	1,299
762		PS Business Parks, Inc	95
5,663		Public Storage, Inc	1,184
1,829		QTS Realty Trust, Inc	99
2,935	*	Quality Care Properties, Inc	41
3,057		Ramco-Gershenson Properties	45
4,462		Rayonier, Inc	141
732		Re/Max Holdings, Inc	36
5,305		Realogy Holdings Corp	141
10,419		Realty Income Corp	594
406	*,e	Redfin Corp	13
5,824		Regency Centers Corp	403
4,204		Retail Opportunities Investment Corp	84
9,278		Retail Properties of America, Inc	125
2,561		Rexford Industrial Realty, Inc	75
6,612		RLJ Lodging Trust	145
283		RMR Group, Inc	17
1,712		Ryman Hospitality Properties	118
6,162		Sabra Healthcare REIT, Inc	116
401		Safety Income and Growth, Inc	7
392		Saul Centers, Inc	24
4,600	*	SBA Communications Corp	751

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,918		Select Income REIT	$48
9,263		Senior Housing Properties Trust	177
990	e	Seritage Growth Properties	40
11,891		Simon Property Group, Inc	2,042
3,877		SL Green Realty Corp	391
18,856		Spirit Realty Capital, Inc	162
1,876	*	St. Joe Co	34
3,470		STAG Industrial, Inc	95
6,501		STORE Capital Corp	169
218		Stratus Properties, Inc	6
3,928		Summit Hotel Properties, Inc	60
2,801		Sun Communities, Inc	260
8,527		Sunstone Hotel Investors, Inc	141
3,676	e	Tanger Factory Outlet Centers, Inc	97
2,340		Taubman Centers, Inc	153
834	*	Tejon Ranch Co	17
1,821		Terreno Realty Corp	64
1,934		Tier REIT, Inc	39
761	*	Trinity Place Holdings, Inc	5
10,955		UDR, Inc	422
994		UMH Properties, Inc	15
6,462	e	Uniti Group, Inc	115
294		Universal Health Realty Income Trust	22
3,855		Urban Edge Properties	98
1,188		Urstadt Biddle Properties, Inc (Class A)	26
13,411		Ventas, Inc	805
38,221		VEREIT, Inc	298
6,739		Vornado Realty Trust	527
7,181		Washington Prime Group, Inc	51
3,060		Washington REIT	95
4,685		Weingarten Realty Investors	154
14,133		Welltower, Inc	901
28,296		Weyerhaeuser Co	998
1,293	e	Whitestone REIT	19
4,118		WP Carey, Inc	284
4,278		Xenia Hotels & Resorts, Inc	92

		TOTAL REAL ESTATE	40,394

RETAILING - 5.2%
1,264	*	1-800-FLOWERS.COM, Inc (Class A)	14
2,429		Aaron’s, Inc	97
2,820		Abercrombie & Fitch Co (Class A)	49
2,788		Advance Auto Parts, Inc	278
15,249	*	Amazon.com, Inc	17,834
4,950		American Eagle Outfitters, Inc	93
367	*	America’s Car-Mart, Inc	16
727	*	Asbury Automotive Group, Inc	47
164	*,e	At Home Group, Inc	5
2,501	*,e	Autonation, Inc	128
1,081	*	AutoZone, Inc	769
1,364	*	Barnes & Noble Education, Inc	11
2,159		Barnes & Noble, Inc	14
4,627		Bed Bath & Beyond, Inc	102

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

10,076		Best Buy Co, Inc	$690
824	e	Big 5 Sporting Goods Corp	6
1,715		Big Lots, Inc	96
517	*	Boot Barn Holdings, Inc	9
1,023	e	Buckle, Inc	24
512	*	Build-A-Bear Workshop, Inc	5
2,706	*	Burlington Stores, Inc	333
1,517		Caleres, Inc	51
437		Camping World Holdings, Inc	20
6,997	*	Carmax, Inc	449
575	*	Carvana Co	11
966		Cato Corp (Class A)	15
4,716		Chico’s FAS, Inc	42
670		Children’s Place Retail Stores, Inc	97
619		Citi Trends, Inc	16
708	*,e	Conn’s, Inc	25
764	*,e	Container Store Group, Inc	4
1,444		Core-Mark Holding Co, Inc	46
3,329		Dick’s Sporting Goods, Inc	96
590	e	Dillard’s, Inc (Class A)	35
10,569		Dollar General Corp	983
8,803	*	Dollar Tree, Inc	945
2,574		DSW, Inc (Class A)	55
404	*,e	Duluth Holdings, Inc	7
4,623		Expedia, Inc	554
3,087	*	Express Parent LLC	31
1,519		Finish Line, Inc (Class A)	22
2,096	*	Five Below, Inc	139
405	*	Floor & Decor Holdings, Inc	20
4,756		Foot Locker, Inc	223
127	*	Francesca’s Holdings Corp	1
724	*	FTD Cos, Inc	5
322	*	Gaia, Inc	4
3,029	e	GameStop Corp (Class A)	54
9,382		Gap, Inc	320
254	*	Genesco, Inc	8
5,460		Genuine Parts Co	519
2,663	*,e	GNC Holdings, Inc	10
787		Group 1 Automotive, Inc	56
13,160	*	Groupon, Inc	67
2,487	e	Guess?, Inc	42
715		Haverty Furniture Cos, Inc	16
948	*	Hibbett Sports, Inc	19
45,350		Home Depot, Inc	8,595
1,263		HSN, Inc	51
437	*,e	J. Jill, Inc	3
12,004	*,e	JC Penney Co, Inc	38
705	*	Kirkland’s, Inc	8
6,723		Kohl’s Corp	365
9,393		L Brands, Inc	566
487	*,e	Lands’ End, Inc	10
2,114	*	Liberty Expedia Holdings, Inc	94
16,138	*	Liberty Interactive Corp	394

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,006	*	Liberty TripAdvisor Holdings, Inc	$28
3,088	*	Liberty Ventures	168
908		Lithia Motors, Inc (Class A)	103
11,611	*	LKQ Corp	472
32,314		Lowe’s Companies, Inc	3,003
1,099	*,e	Lumber Liquidators, Inc	35
11,147		Macy’s, Inc	281
1,129	*	MarineMax, Inc	21
3,766	*	Michaels Cos, Inc	91
1,185		Monro Muffler, Inc	67
1,357	*	Murphy USA, Inc	109
632	*	National Vision Holdings, Inc	26
15,709	*	NetFlix, Inc	3,016
4,562		Nordstrom, Inc	216
1,156		Nutri/System, Inc	61
19,657		Office Depot, Inc	70
1,846	*	Ollie’s Bargain Outlet Holdings, Inc	98
3,328	*	O’Reilly Automotive, Inc	801
567	*,e	Overstock.com, Inc	36
1,066	*,e	Party City Holdco, Inc	15
1,385		Penske Auto Group, Inc	66
765		PetMed Express, Inc	35
3,298		Pier 1 Imports, Inc	14
1,880	*	Priceline.com, Inc	3,267
1,673	e	Rent-A-Center, Inc	19
769	*,e	RH	66
14,739		Ross Stores, Inc	1,183
5,321	*	Sally Beauty Holdings, Inc	100
576		Shoe Carnival, Inc	15
1,315	*	Shutterfly, Inc	65
2,675	e	Signet Jewelers Ltd	151
1,596	*	Sleep Number Corp	60
1,157		Sonic Automotive, Inc (Class A)	21
1,434	*,e	Sportsman’s Warehouse Holdings, Inc	9
1,859		Tailored Brands, Inc	41
21,358		Target Corp	1,394
4,060		Tiffany & Co	422
1,314		Tile Shop Holdings, Inc	13
432		Tilly’s, Inc	6
24,613		TJX Companies, Inc	1,882
5,032		Tractor Supply Co	376
4,356	*	TripAdvisor, Inc	150
2,311	*	Ulta Beauty, Inc	517
3,362	*	Urban Outfitters, Inc	118
990	*	Vitamin Shoppe, Inc	4
1,500	*,e	Wayfair, Inc	120
3,375	e	Williams-Sonoma, Inc	174
94		Winmark Corp	12
686	*	Zumiez, Inc	14

		TOTAL RETAILING	54,782

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.8%
716	*,e	Acacia Communications, Inc	26

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,546	*	Advanced Energy Industries, Inc	$104
31,073	*,e	Advanced Micro Devices, Inc	319
844	*	Alpha & Omega Semiconductor Ltd	14
1,266	*,e	Ambarella, Inc	74
3,751	*	Amkor Technology, Inc	38
13,963		Analog Devices, Inc	1,243
41,302		Applied Materials, Inc	2,111
1,183	*	Axcelis Technologies, Inc	34
1,452	*	AXT, Inc	13
15,498		Broadcom Ltd	3,981
2,689		Brooks Automation, Inc	64
744		Cabot Microelectronics Corp	70
2,572	*	Cavium, Inc	216
839	*	Ceva, Inc	39
2,507	*	Cirrus Logic, Inc	130
1,050		Cohu, Inc	23
3,781	*	Cree, Inc	140
248	*,e	CyberOptics Corp	4
12,862		Cypress Semiconductor Corp	196
1,498	*	Diodes, Inc	43
845	*	DSP Group, Inc	11
5,537		Entegris, Inc	169
3,179	*	First Solar, Inc	215
2,989	*	Formfactor, Inc	47
500	*	GSI Technology, Inc	4
445	*	Ichor Holdings Ltd	11
705	*,e	Impinj, Inc	16
1,603	*,e	Inphi Corp	59
5,139	*	Integrated Device Technology, Inc	153
180,309		Intel Corp	8,323
965	*	IXYS Corp	23
5,993		Kla-Tencor Corp	630
2,498	*,e	Kopin Corp	8
6,216		Lam Research Corp	1,144
5,097	*	Lattice Semiconductor Corp	29
1,568	*,e	MA-COM Technology Solutions	51
14,795		Marvell Technology Group Ltd	318
10,627		Maxim Integrated Products, Inc	556
2,280	*	MaxLinear, Inc	60
8,621		Microchip Technology, Inc	758
41,800	*	Micron Technology, Inc	1,719
4,224	*	Microsemi Corp	218
2,066		MKS Instruments, Inc	195
1,572		Monolithic Power Systems, Inc	177
1,014	*	Nanometrics, Inc	25
1,216	*,e	NeoPhotonics Corp Ltd	8
192		NVE Corp	16
21,788		NVIDIA Corp	4,216
12,905	*	NXP Semiconductors NV	1,511
16,325	*	ON Semiconductor Corp	342
1,181	*,e	PDF Solutions, Inc	19
2,703	*	Photronics, Inc	23
1,047	*	Pixelworks, Inc	7

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,113		Power Integrations, Inc	$82
4,730	*	Qorvo, Inc	315
56,719		QUALCOMM, INC	3,631
4,243	*	Rambus, Inc	60
1,221	*	Rudolph Technologies, Inc	29
2,520	*	Semtech Corp	86
1,460	*	Sigma Designs, Inc	10
1,625	*	Silicon Laboratories, Inc	143
7,073		Skyworks Solutions, Inc	672
781	*,e	SMART Global Holdings, Inc	26
2,299	*,e	SunPower Corp	19
7,814		Teradyne, Inc	327
38,278		Texas Instruments, Inc	3,998
1,266	*	Ultra Clean Holdings	29
1,833	*	Veeco Instruments, Inc	27
4,186		Versum Materials, Inc	158
2,114	*	Xcerra Corp	21
9,521		Xilinx, Inc	642
1,849		Xperi Corp	45

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	40,263

SOFTWARE & SERVICES - 13.4%
1,702	*	2U, Inc	110
3,462	*	8x8, Inc	49
1,883	*	A10 Networks, Inc	15
23,771		Accenture plc	3,639
4,522	*	ACI Worldwide, Inc	102
28,331		Activision Blizzard, Inc	1,794
1,196	*	Actua Corp	19
3,018	*	Acxiom Corp	83
18,906	*	Adobe Systems, Inc	3,313
6,269	*	Akamai Technologies, Inc	408
792	*	Alarm.com Holdings, Inc	30
1,833		Alliance Data Systems Corp	465
11,388	*	Alphabet, Inc (Class A)	11,996
11,571	*	Alphabet, Inc (Class C)	12,108
1,603	*	Alteryx, Inc	40
781	*	Amber Road, Inc	6
5,455		Amdocs Ltd	357
1,091		American Software, Inc (Class A)	13
3,225	*	Ansys, Inc	476
244	*	Appfolio, Inc	10
679	*	Apptio, Inc	16
2,704	*	Aspen Technology, Inc	179
3,628	*	Atlassian Corp plc	165
7,989	*	Autodesk, Inc	837
17,170		Automatic Data Processing, Inc	2,012
898	*	Barracuda Networks, Inc	25
3,330	*	Bazaarvoice, Inc	18
613	*,e	Benefitfocus, Inc	17
4,234	*	Black Knight, Inc	187
1,852		Blackbaud, Inc	175
2,122	*	Blackhawk Network Holdings, Inc	76

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

433	*	Blackline, Inc	$14
1,604	*	Blucora, Inc	35
5,706		Booz Allen Hamilton Holding Co	218
1,563	*	Bottomline Technologies, Inc	54
3,062	*	Box, Inc	65
1,247	*	Brightcove, Inc	9
4,397		Broadridge Financial Solutions, Inc	398
1,199	*,e	BroadSoft, Inc	66
11,810		CA, Inc	393
946	*	CACI International, Inc (Class A)	125
10,505	*	Cadence Design Systems, Inc	439
2,494	*	Callidus Software, Inc	71
960	*	Carbonite, Inc	24
1,770	*	Cardtronics plc	33
534	*	Care.com, Inc	10
2,801	*,e	Cars.com, Inc	81
480		Cass Information Systems, Inc	28
5,064		CDK Global, Inc	361
921	*	ChannelAdvisor Corp	8
974	*	Cimpress NV	117
5,736	*	Citrix Systems, Inc	505
3,664	*	Cloudera, Inc	61
22,281		Cognizant Technology Solutions Corp (Class A)	1,582
1,101	*	CommerceHub, Inc	23
550	*,e	CommerceHub, Inc (Series A)	12
1,509	*	Commvault Systems, Inc	79
7,418	*	Conduent, Inc	120
3,726		Convergys Corp	88
2,077	*	Cornerstone OnDemand, Inc	73
1,257	*	CoStar Group, Inc	373
1,159	*	Coupa Software, Inc	36
1,299		CSG Systems International, Inc	57
6,290		CSRA, Inc	188
7,781	*	Dell Technologies, Inc-VMware Inc	632
1,843	*	DHI Group, Inc	3
335	*	Digimarc Corp	12
2,395		DST Systems, Inc	149
10,734		DXC Technology Co	1,019
38,169	*	eBay, Inc	1,440
927	e	Ebix, Inc	73
11,459	*	Electronic Arts, Inc	1,204
1,316	*	Ellie Mae, Inc	118
2,483	*	Endurance International Group Holdings, Inc	21
1,657	*	Envestnet, Inc	83
1,908	*	EPAM Systems, Inc	205
4,286	*	Etsy, Inc	88
1,952	*	Euronet Worldwide, Inc	164
662	*	Everbridge, Inc	20
2,472	*	Everi Holdings, Inc	19
2,375		EVERTEC, Inc	32
1,241	*	ExlService Holdings, Inc	75
89,578	*	Facebook, Inc	15,807
1,096		Fair Isaac Corp	168

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

12,529		Fidelity National Information Services, Inc	$1,179
6,880	*	FireEye, Inc	98
3,306	*	First American Corp	153
17,769	*	First Data Corp	297
8,066	*	Fiserv, Inc	1,058
2,029	*	Five9, Inc	50
3,488	*	FleetCor Technologies, Inc	671
5,395	*	Fortinet, Inc	236
3,300	*	Gartner, Inc	406
5,261		Genpact Ltd	167
5,776		Global Payments, Inc	579
7,997	*	Glu Mobile, Inc	29
4,503	*	GoDaddy, Inc	226
2,248	*,e	Gogo, Inc	25
3,333	*,e	GrubHub, Inc	239
1,166	*	GTT Communications, Inc	55
2,905	*	Guidewire Software, Inc	216
1,077		Hackett Group, Inc	17
1,639	*	Hortonworks, Inc	33
1,304	*	HubSpot, Inc	115
2,708	*	IAC/InterActiveCorp	331
1,304	*	Imperva, Inc	52
1,377	*	Information Services Group, Inc	6
825	*	Instructure, Inc	27
790	*	Internap Corp	12
32,578		International Business Machines Corp	4,998
9,322		Intuit, Inc	1,471
1,794		j2 Global, Inc	135
2,895		Jack Henry & Associates, Inc	339
487	*	Leaf Group Ltd	5
5,319		Leidos Holdings, Inc	343
3,363	*	Limelight Networks, Inc	15
1,143	*	Liquidity Services, Inc	6
2,140	*	Liveperson, Inc	25
2,029		LogMeIn, Inc	232
2,696	*	Manhattan Associates, Inc	134
1,025		Mantech International Corp (Class A)	51
36,100		MasterCard, Inc (Class A)	5,464
1,373	*,e	Match Group, Inc	43
2,490		MAXIMUS, Inc	178
2,453	*	Meet Group, Inc	7
287,921		Microsoft Corp	24,629
367	*	MicroStrategy, Inc (Class A)	48
1,433	*	MINDBODY, Inc	44
1,253	*	Mitek Systems, Inc	11
1,693	*	MobileIron, Inc	7
844	*	Model N, Inc	13
1,065	*	MoneyGram International, Inc	14
1,609		Monotype Imaging Holdings, Inc	39
570	*	MuleSoft, Inc	13
1,138	*	New Relic, Inc	66
2,596		NIC, Inc	43
11,208	*	Nuance Communications, Inc	183

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,052	*	Nutanix, Inc	$143
446	*	Okta, Inc	11
111,944		Oracle Corp	5,293
7,425	*	Pandora Media, Inc	36
444	*,e	Park City Group, Inc	4
12,266		Paychex, Inc	835
1,911	*	Paycom Software, Inc	153
1,003	*	Paylocity Holding Corp	47
43,399	*	PayPal Holdings, Inc	3,195
1,438		Pegasystems, Inc	68
1,320	*	Perficient, Inc	25
707	*	Presidio, Inc	14
1,791		Progress Software Corp	76
1,685	*	Proofpoint, Inc	150
1,099	*	PROS Holdings, Inc	29
4,489	*	PTC, Inc	273
1,206	*	Q2 Holdings, Inc	44
400		QAD, Inc (Class A)	16
1,213	*	Qualys, Inc	72
1,192	*	QuinStreet, Inc	10
2,851	*	Quotient Technology, Inc	33
809	*	Rapid7, Inc	15
1,085	*	RealNetworks, Inc	4
2,285	*	RealPage, Inc	101
6,793	*	Red Hat, Inc	816
393		Reis, Inc	8
2,430	*	RingCentral, Inc	118
750	*	Rosetta Stone, Inc	9
1,562	*	Rubicon Project, Inc	3
8,252		Sabre Corp	169
25,923	*	salesforce.com, Inc	2,650
1,738		Science Applications International Corp	133
257	*,e	SecureWorks Corp	2
6,396	*	ServiceNow, Inc	834
2,827	*	ServiceSource International LLC	9
719	*	Shutterstock, Inc	31
1,525	*	Silver Spring Networks, Inc	25
5,195	*	Splunk, Inc	430
690	*	SPS Commerce, Inc	34
8,664	*	Square, Inc	300
6,358		SS&C Technologies Holdings, Inc	257
618	*	Stamps.com, Inc	116
352	*	StarTek, Inc	3
1,325	e	Switch, Inc	24
1,511	*	Sykes Enterprises, Inc	48
23,044		Symantec Corp	647
1,690	*	Synchronoss Technologies, Inc	15
5,666	*	Synopsys, Inc	483
1,329	*	Syntel, Inc	31
2,342	*	Tableau Software, Inc	162
4,272	*	Take-Two Interactive Software, Inc	469
708	*	TechTarget, Inc	10
834	*	TeleNav, Inc	5

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

541		TeleTech Holdings, Inc	$22
5,039	*	Teradata Corp	194
4,511		TiVo Corp	70
6,858		Total System Services, Inc	542
674	*,e	Trade Desk, Inc	31
4,786		Travelport Worldwide Ltd	63
2,406	*,e	TrueCar, Inc	27
349	*,e	Tucows, Inc	24
2,425	*,e	Twilio, Inc	57
25,194	*	Twitter, Inc	605
1,348	*	Tyler Technologies, Inc	239
1,115	*	Ultimate Software Group, Inc	243
2,160	*,e	Unisys Corp	18
265	*	Upland Software, Inc	6
6,075	*	Vantiv, Inc	447
743	*	Varonis Systems, Inc	36
1,227	*	Vasco Data Security International	17
2,429	*	Verint Systems, Inc	102
3,303	*,e	VeriSign, Inc	378
2,063	*,e	VirnetX Holding Corp	8
1,072	*	Virtusa Corp	47
70,097		Visa, Inc (Class A)	7,992
2,632	*,e	VMware, Inc (Class A)	330
1,495	*	Website Pros, Inc	33
17,679		Western Union Co	336
1,532	*	WEX, Inc	216
4,948	*	Workday, Inc	503
912	*	Workiva, Inc	19
886	*	XO Group, Inc	16
3,020	*	Yelp, Inc	127
452	*	Yext, Inc	5
3,760	*	Zendesk, Inc	127
2,077	*	Zillow Group, Inc	85
4,117	*,e	Zillow Group, Inc (Class C)	168
2,044	*	Zix Corp	9
30,167	*	Zynga, Inc	121

		TOTAL SOFTWARE & SERVICES	142,402

TECHNOLOGY HARDWARE & EQUIPMENT - 5.5%
4,245	*,e	3D Systems Corp	37
1,869		Adtran, Inc	36
932	*	Aerohive Networks, Inc	5
596	*	Agilysys, Inc	7
11,314		Amphenol Corp (Class A)	993
1,131	*	Anixter International, Inc	86
197,295	d	Apple, Inc	33,388
712	*	Applied Optoelectronics, Inc	27
2,001	*	Arista Networks, Inc	471
6,515	*	ARRIS International plc	167
3,277	*	Arrow Electronics, Inc	264
1,363	*	Avid Technology, Inc	7
4,866		Avnet, Inc	193
1,630		AVX Corp	28

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,096		Badger Meter, Inc	$52
429		Bel Fuse, Inc (Class B)	11
1,632		Belden CDT, Inc	126
1,932	*	Benchmark Electronics, Inc	56
1,369	*	CalAmp Corp	29
1,907	*	Calix, Inc	11
5,775		CDW Corp	401
5,012	*	Ciena Corp	105
190,558		Cisco Systems, Inc	7,298
522	*,e	Clearfield, Inc	6
6,490		Cognex Corp	397
954	*	Coherent, Inc	269
7,423	*	CommScope Holding Co, Inc	281
784		Comtech Telecommunications Corp	17
938	*	Control4 Corp	28
33,793		Corning, Inc	1,081
1,568	*	Cray, Inc	38
1,256		CTS Corp	32
48		Daktronics, Inc	0	^
2,906	e	Diebold, Inc	48
1,019	*	Digi International, Inc	10
2,138		Dolby Laboratories, Inc (Class A)	133
789	*,e	Eastman Kodak Co	2
1,847	*	EchoStar Corp (Class A)	111
1,199	*	Electro Scientific Industries, Inc	26
1,788	*	Electronics for Imaging, Inc	53
1,103	*	EMCORE Corp	7
518	*	ePlus, Inc	39
4,537	*	Extreme Networks, Inc	57
2,420	*	F5 Networks, Inc	318
1,440	*	Fabrinet	41
655	*	FARO Technologies, Inc	31
4,415	*	Finisar Corp	90
6,696	*	Fitbit, Inc	38
4,988		Flir Systems, Inc	233
3,142	*	Harmonic, Inc	13
4,638		Harris Corp	657
62,972		Hewlett Packard Enterprise Co	904
64,845		HP, Inc	1,362
2,439	*	II-VI, Inc	115
1,305	*,e	Immersion Corp	9
5,792	*	Infinera Corp	37
1,383	*	Insight Enterprises, Inc	53
1,347		InterDigital, Inc	103
735	*	Intevac, Inc	5
1,406	*	IPG Photonics Corp	301
944	*	Iteris, Inc	7
1,329	*	Itron, Inc	91
6,973		Jabil Circuit, Inc	183
13,908		Juniper Networks, Inc	396
1,750	*	Kemet Corp	26
6,871	*	Keysight Technologies, Inc	286
1,038	*	Kimball Electronics, Inc	19

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,427	*	Knowles Corp	$50
758	*	KVH Industries, Inc	8
875		Littelfuse, Inc	173
2,352	*	Lumentum Holdings, Inc	115
1,366	*,e	Maxwell Technologies, Inc	8
126		Mesa Laboratories, Inc	16
1,398		Methode Electronics, Inc	56
2,561	*,e	Microvision, Inc	4
6,223		Motorola, Inc	562
632	e	MTS Systems Corp	34
428	*	Napco Security Technologies, Inc	4
4,043		National Instruments Corp	168
4,702	*	NCR Corp	160
10,297		NetApp, Inc	570
1,274	*	Netgear, Inc	75
3,375	*	Netscout Systems, Inc	103
1,269	*	Novanta, Inc	63
6,405	*	Oclaro, Inc	43
673	*	OSI Systems, Inc	43
3,367	*	Palo Alto Networks, Inc	488
766		Park Electrochemical Corp	15
430		PC Connection, Inc	11
372	*	PC Mall, Inc	4
1,300		Plantronics, Inc	66
1,309	*	Plexus Corp	80
3,625	*	Pure Storage, Inc	58
807	*,e	Quantenna Communications, Inc	10
1,091	*	Quantum Corp	6
1,483	*	Radisys Corp	2
2,205	*	Ribbon Communications, Inc	17
701	*	Rogers Corp	114
2,856	*	Sanmina Corp	94
958	*	Scansource, Inc	34
1,939	*	Stratasys Ltd	39
1,554	*	Super Micro Computer, Inc	33
1,338	*	Synaptics, Inc	53
1,010		SYNNEX Corp	137
461		Systemax, Inc	15
1,361	*	Tech Data Corp	133
9,398	*	Trimble Navigation Ltd	382
3,576	*	TTM Technologies, Inc	56
905	*,e	Ubiquiti Networks, Inc	64
1,630		Universal Display Corp	281
1,586	*	USA Technologies, Inc	16
4,353	*	VeriFone Systems, Inc	77
2,057	*,e	Viasat, Inc	154
8,882	*	Viavi Solutions, Inc	78
5,245		Vishay Intertechnology, Inc	109
398	*	Vishay Precision Group, Inc	10
11,052		Western Digital Corp	879
8,463		Xerox Corp	247
2,046	*	Zebra Technologies Corp (Class A)	212

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	57,980

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

TELECOMMUNICATION SERVICES - 1.9%
235,158		AT&T, Inc	$9,143
373		ATN International, Inc	21
1,565	*	Boingo Wireless, Inc	35
37,194		CenturyLink, Inc	620
1,724	*	Cincinnati Bell, Inc	36
1,599		Cogent Communications Group, Inc	72
2,586		Consolidated Communications Holdings, Inc	32
3,091	e	Frontier Communications Corp	21
1,059	*	General Communication, Inc (Class A)	41
17,030	*,e	Globalstar, Inc	22
235	*	Hawaiian Telcom Holdco, Inc	7
609		IDT Corp (Class B)	7
1,272	*	Intelsat S.A.	4
2,990	*,e	Iridium Communications, Inc	35
661	*	Ooma, Inc	8
2,552	*	Orbcomm, Inc	26
410	*	pdvWireless, Inc	13
1,811		Shenandoah Telecom Co	61
859		Spok Holdings, Inc	14
24,656	*	Sprint Corp	145
529	*	Straight Path Communications, Inc	96
3,834		Telephone & Data Systems, Inc	107
11,436	*	T-Mobile US, Inc	726
176	*	US Cellular Corp	7
156,145		Verizon Communications, Inc	8,265
7,849	*	Vonage Holdings Corp	80
7,823	e	Windstream Holdings, Inc	15
7,262	*	Zayo Group Holdings, Inc	267

		TOTAL TELECOMMUNICATION SERVICES	19,926

TRANSPORTATION - 2.2%
2,138	*	Air Transport Services Group, Inc	49
4,469		Alaska Air Group, Inc	329
502		Allegiant Travel Co	78
196		Amerco, Inc	74
16,871		American Airlines Group, Inc	878
1,131		Arkansas Best Corp	40
913	*	Atlas Air Worldwide Holdings, Inc	54
2,527	*	Avis Budget Group, Inc	111
5,490		CH Robinson Worldwide, Inc	489
1,092		Copa Holdings S.A. (Class A)	146
1,032		Costamare, Inc	6
452	*	Covenant Transportation Group, Inc	13
33,320		CSX Corp	1,833
763	*	Daseke, Inc	11
25,262		Delta Air Lines, Inc	1,415
1,536	*	Eagle Bulk Shipping, Inc	7
1,070	*	Echo Global Logistics, Inc	30
6,826		Expeditors International of Washington, Inc	442
9,487		FedEx Corp	2,367
902		Forward Air Corp	52

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,185	*	Genesee & Wyoming, Inc (Class A)	$172
1,746		Hawaiian Holdings, Inc	70
1,188		Heartland Express, Inc	28
2,016	*	Hertz Global Holdings, Inc	45
1,279	*	Hub Group, Inc (Class A)	61
3,419		J.B. Hunt Transport Services, Inc	393
13,024	*	JetBlue Airways Corp	291
4,000		Kansas City Southern Industries, Inc	421
2,088	*	Kirby Corp	140
4,783		Knight-Swift Transportation Holdings, Inc	209
1,627		Landstar System, Inc	169
3,019		Macquarie Infrastructure Co LLC	194
1,495		Marten Transport Ltd	30
1,675		Matson, Inc	50
3,393	*	Navios Maritime Holdings, Inc	4
11,100		Norfolk Southern Corp	1,608
2,413		Old Dominion Freight Line	317
334		Park-Ohio Holdings Corp	15
1,449	*	Radiant Logistics, Inc	7
1,220	*	Roadrunner Transportation Services Holdings, Inc	9
2,083		Ryder System, Inc	175
1,798	*	Safe Bulkers, Inc	6
945	*	Saia, Inc	67
1,179		Schneider National, Inc	34
2,180		Scorpio Bulkers, Inc	16
1,961		Skywest, Inc	104
21,472		Southwest Airlines Co	1,405
2,736	*	Spirit Airlines, Inc	123
30,301		Union Pacific Corp	4,064
10,520	*	United Continental Holdings, Inc	709
26,432		United Parcel Service, Inc (Class B)	3,149
200		Universal Truckload Services, Inc	5
1,875		Werner Enterprises, Inc	72
4,303	*	XPO Logistics, Inc	394
147	*	YRC Worldwide, Inc	2

		TOTAL TRANSPORTATION	22,982

UTILITIES - 3.0%
24,589		AES Corp	266
1,901		Allete, Inc	141
8,576		Alliant Energy Corp	365
9,236		Ameren Corp	545
18,874		American Electric Power Co, Inc	1,389
1,409		American States Water Co	82
6,823		American Water Works Co, Inc	624
6,497		Aqua America, Inc	255
443	*,e	AquaVenture Holdings Ltd	7
366		Artesian Resources Corp	14
5,498	*	Atlantic Power Corp	13
3,854		Atmos Energy Corp	331
2,130		Avangrid, Inc	108
2,203		Avista Corp	113
2,094		Black Hills Corp	126

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,402	*,e	Cadiz, Inc	$49
1,860		California Water Service Group	84
14,048	*	Calpine Corp	213
16,878		Centerpoint Energy, Inc	479
640		Chesapeake Utilities Corp	50
10,631		CMS Energy Corp	503
438		Connecticut Water Service, Inc	25
11,636		Consolidated Edison, Inc	989
626		Consolidated Water Co, Inc	8
24,377		Dominion Resources, Inc	1,976
6,860		DTE Energy Co	751
26,750		Duke Energy Corp	2,250
4,351	*	Dynegy, Inc	52
12,075		Edison International	764
1,320		El Paso Electric Co	73
7,030		Entergy Corp	572
12,159		Eversource Energy	768
1,139	*	Evoqua Water Technologies Corp	27
36,188		Exelon Corp	1,426
16,817		FirstEnergy Corp	515
535		Genie Energy Ltd	2
349		Global Water Resources, Inc	3
8,417		Great Plains Energy, Inc	271
3,788		Hawaiian Electric Industries, Inc	137
2,158		Idacorp, Inc	197
7,499		MDU Resources Group, Inc	202
1,395		MGE Energy, Inc	88
644		Middlesex Water Co	26
3,118		National Fuel Gas Co	171
3,351		New Jersey Resources Corp	135
18,133		NextEra Energy, Inc	2,832
12,679		NiSource, Inc	325
1,124		Northwest Natural Gas Co	67
1,891		NorthWestern Corp	113
11,154		NRG Energy, Inc	318
1,290		NRG Yield, Inc (Class A)	24
3,640		NRG Yield, Inc (Class C)	69
7,848		OGE Energy Corp	258
2,027		ONE Gas, Inc	149
1,582		Ormat Technologies, Inc	101
1,523		Otter Tail Corp	68
2,658	e	Pattern Energy Group, Inc	57
19,793		PG&E Corp	887
4,281		Pinnacle West Capital Corp	365
3,215		PNM Resources, Inc	130
3,158		Portland General Electric Co	144
26,290		PPL Corp	814
19,174		Public Service Enterprise Group, Inc	987
626	*	Pure Cycle Corp	5
263		RGC Resources, Inc	7
5,186		SCANA Corp	206
9,538		Sempra Energy	1,020
678		SJW Corp	43

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,054		South Jersey Industries, Inc	$95
38,131		Southern Co	1,834
1,840		Southwest Gas Corp	148
431	e	Spark Energy, Inc	5
1,831		Spire, Inc	138
1,698	e	TerraForm Power, Inc	20
6,774		UGI Corp	318
534		Unitil Corp	24
3,221		Vectren Corp	209
9,455	*	Vistra Energy Corp	173
876	*,e	Vivint Solar, Inc	4
12,096		WEC Energy Group, Inc	804
5,253		Westar Energy, Inc	277
1,820		WGL Holdings, Inc	156
19,245		Xcel Energy, Inc	926
490		York Water Co	17

		TOTAL UTILITIES	31,322

		TOTAL COMMON STOCKS (Cost $429,327)	1,054,212

RIGHTS / WARRANTS - 0.0%

DIVERSIFIED FINANCIALS - 0.0%
92	m	Emergent Capital Inc	0

		TOTAL DIVERSIFIED FINANCIALS	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
643	*,†,m	Forest Laboratories, Inc CVR	1
244	*,†,m	Omthera Pharmaceuticals, Inc CVR	0	^
390	m	Tobira Therapeutics, Inc	0	^

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1

SOFTWARE & SERVICES - 0.0%
1,221	†,m	Gerber Scientific, Inc	0

		TOTAL SOFTWARE & SERVICES	0

		TOTAL RIGHTS / WARRANTS (Cost $0)	1

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.8%

TREASURY DEBT - 0.5%
$4,830,000		United States Cash Management Bill	0.900%	01/02/18	4,830

		TOTAL TREASURY DEBT			4,830

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES – 1.3%
14,296,181	c	State Street Navigator Securities Lending Government Money Market Portfolio			14,296

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			14,296

		TOTAL SHORT-TERM INVESTMENTS (Cost $19,126)			19,126

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES	COMPANY	VALUE (000)
	TOTAL INVESTMENTS - 101.2% (Cost $448,453)	$1,073,339
	OTHER ASSETS & LIABILITIES, NET - (1.2)%	(12,900)

	NET ASSETS - 100.0%	$1,060,439

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing

^	Amount represents less than $1,000.

†	Security is categorized as Level 3 in the fair value hierarchy.

c	Investments made with cash collateral received from securities on loan.

d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

e	All or a portion of these securities are out on loan. The value of securities on loan is $13,760,000.

m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

Futures contracts outstanding as of December 31, 2017 were as follows (notional amounts and values are in thousands) (see Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	25	3/16/18	$3,292	$3,345	$53

Report of Independent Registered Public Accounting Firm

To the Management Committee and Contractowners of the Stock Index Account of TIAA Separate Account VA-1

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary portfolio of investments, of Stock Index Account of TIAA Separate Account VA-1, (the “Account”) as of December 31, 2017, the related statement of operations for the year ended December 31, 2017, the statement of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2017 (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) as of December 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Account as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2017 and the financial highlights for each of the five years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

February 16, 2018

We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.    Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Management Committee.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Dated: February 16, 2018	By: /s/ Carol W. Deckbar
Carol W. Deckbar
Principal Executive Officer and Executive
Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: February 16, 2018	By: /s/ Carol W. Deckbar
Carol W. Deckbar
Principal Executive Officer and Executive
Vice President
(principal executive officer)

Dated: February 16, 2018	By: /s/ E. Scott Wickerham
E. Scott Wickerham
Chief Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer